UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8340

 NAME OF REGISTRANT:                     Greater India Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


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

Greater India Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ADITYA BIRLA NUVO LTD                                                                       Agenda Number:  704441562
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0014E106
    Meeting Type:  OTH
    Meeting Date:  21-May-2013
          Ticker:
            ISIN:  INE069A01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Ordinary Resolution under Section 293(1)(a)               Mgmt          For                            For
       of the Companies Act, 1956, authorising the
       Board/Committee of Directors to
       Sell/Transfer Company's 3 (Three)
       manufacturing Hi-Tech Carbon Black Units in
       India at Gummidipoondi, Patalganga and
       Renukoot




--------------------------------------------------------------------------------------------------------------------------
 ASHOK LEYLAND LTD, TAMIL NADU                                                               Agenda Number:  703952564
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0266N143
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2012
          Ticker:
            ISIN:  INE208A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Statement of Profit and Loss for the year
       ended March 31, 2012 and the Balance Sheet
       as at that date together with the Reports
       of the Board of Directors and the Auditors
       thereon

2      To declare a dividend for the year ended                  Mgmt          For                            For
       March 31, 2012

3      To appoint a Director in the place of Mr.                 Mgmt          For                            For
       Shardul S Shroff who retires by rotation
       under Article 106 of the Articles of
       Association of the Company and who, being
       eligible, offers himself for re-appointment

4      To appoint a Director in the place of Mr. A               Mgmt          For                            For
       K Das who retires by rotation under Article
       106 of the Articles of Association of the
       Company and who, being eligible, offers
       himself for re-appointment

5      To appoint a Director in the place of Mr. F               Mgmt          For                            For
       Sahami who retires by rotation under
       Article 106 of the Articles of Association
       of the Company and who, being eligible,
       offers himself for re-appointment

6      Resolved that Messrs M.S. Krishnaswami &                  Mgmt          For                            For
       Rajan (Registration No.01554S), Chartered
       Accountants, and Messrs Deloitte Haskins &
       Sells (Registration No.117366W), Chartered
       Accountants be and are hereby appointed as
       Auditors of the Company to hold such office
       until the conclusion of the next Annual
       General Meeting on a remuneration of Rs.35
       lakhs (Rupees thirty five lakhs only) to
       each of the Auditors, in addition to
       reimbursement of out-of-pocket expenses
       incurred

7      Resolved that pursuant to Section 81(1A)                  Mgmt          Against                        Against
       and other applicable provisions, if any, of
       the Companies Act, 1956, including any
       amendment thereto or statutory
       modification(s) or re-enactment(s) thereof
       for the time being in force, the provisions
       of the Securities and Exchange Board of
       India (Issue of Capital and Disclosure
       Requirements) Regulations, 2009, as amended
       from time to time ("SEBI Regulations") and
       the provisions of the Foreign Exchange
       Management Act, 1999, and Foreign Exchange
       Management (Transfer or Issue of Security
       by a Person Resident Outside India)
       Regulations, 2000, as amended from time to
       time, the Issue of Foreign Currency
       Convertible Bonds and Ordinary Shares
       (through Depository Receipt Mechanism)
       Scheme, 1993, as amended, and such other
       statutes, notifications, clarifications,
       circulars, rules and CONTD

CONT   CONTD regulations as may be applicable and                Non-Voting
       relevant, as amended from time to time and
       issued by the Government of India ("GOI"),
       the Reserve Bank of India ("RBI"), the
       Foreign Investment Promotion Board
       ("FIPB"), the Securities and Exchange Board
       of India ("SEBI"), the stock exchanges
       where the equity shares of the Company
       ("Equity Shares") are listed ("Stock
       Exchanges") and any other appropriate
       authorities, institutions or bodies, as may
       be applicable in accordance with the
       enabling provisions of the Memorandum and
       Articles of Association of the Company and
       the listing agreements entered into by the
       Company with each of the Stock Exchanges
       ("Listing Agreements"), and subject to such
       approvals, consents, permissions and
       sanctions, if any, of the GOI, RBI, FIPB,
       SEBI, Stock Exchanges and any other
       appropriate authorities CONTD

CONT   CONTD , institutions or bodies, as may be                 Non-Voting
       necessary and subject to such conditions as
       may be prescribed by any of them while
       granting any such approval, consent,
       permission, and/or sanction, the consent of
       the shareholders be and is hereby accorded
       to permit the Board of Directors
       (hereinafter referred to as the "Board"
       which shall be deemed to include any
       Committee thereof, constituted or to be
       constituted to exercise its powers) in its
       absolute discretion, to create, offer,
       issue and allot from time to time, in one
       or more tranches, in the course of one or
       more domestic and/or international
       offerings in one or more foreign markets or
       domestic markets to one or more eligible
       investors, whether or not they are members
       of the Company or are residents or
       non-residents of India, including but not
       limited to Qualified CONTD

CONT   CONTD Institutional Buyers ("QIBs") as                    Non-Voting
       defined under the SEBI Regulations through
       a Qualified Institutions Placement ("QIP")
       within the meaning of Chapter VIII of the
       SEBI Regulations of Equity Shares,
       non-convertible debt instruments along with
       warrants and convertible securities other
       than warrants, or by way of an issuance of
       Equity Shares or American Depositary
       Receipts ("ADRs") or Global Depositary
       Receipts ("GDRs") or Foreign Currency
       Convertible Bonds ("FCCBs"), whether or not
       to be listed on any stock exchange in India
       or overseas, to eligible investors
       including foreign institutions, corporate
       bodies, mutual funds, banks, insurance
       companies, pension funds or individuals
       (including the Promoters or any persons or
       companies associated with the Promoters),
       whether Rupee denominated or denominated in
       any foreign CONTD

CONT   CONTD currency (such securities, Specified                Non-Voting
       Securities), upto 2,780 lakh Equity Shares
       face value of Re. 1/- constituting 10.5% of
       the issued Equity Share capital of the
       Company at a price to be determined by the
       Board at the time of issue, but not less
       than the price calculated in accordance
       with applicable law, without requiring any
       further approval or consent from the
       shareholders of the Company and subject to
       the applicable regulations /guidelines in
       force. Resolved further that in the event
       of a QIP or issuance of ADRs/GDRs/FCCBs as
       abovementioned, the relevant date for
       determining the price of the Specified
       Securities to be allotted, if any, shall
       mean, in case of allotment of Equity
       Shares, the date of the meeting in which
       the Board or a Committee thereof decides to
       open the proposed issue and in case of
       allotment CONTD

CONT   CONTD of convertible securities, either the               Non-Voting
       date of the meeting in which the Board or a
       Committee thereof decides to open the issue
       of such convertible securities or the date
       on which the holders of such convertible
       securities become entitled to apply for the
       Equity Shares, as provided under applicable
       law, or such other time as may be
       prescribed by applicable law from time to
       time. Resolved further that in the event of
       a QIP, in terms of Chapter VIII of the SEBI
       Regulations, in accordance with Regulation
       86(1)(a) of the SEBI Regulations, a minimum
       of 10% of the Specified Securities shall be
       allotted to mutual funds and if the mutual
       funds do not subscribe to the said minimum
       percentage or part thereof, such minimum
       portion or part thereof, may be allotted to
       other QIBs, and that no allotment shall be
       made directly or CONTD

CONT   CONTD indirectly to any QIB who is a                      Non-Voting
       promoter or any person related to promoters
       of the Company. Resolved further that the
       issue of Specified Securities shall be
       subject to the following terms and
       conditions: (i) The Equity Shares that may
       be issued and allotted directly or on
       conversion of other convertible or
       exchangeable securities issued as aforesaid
       shall rank pari passu with the then
       existing Equity Shares of the Company in
       all respects including dividend; (ii) The
       number and/or conversion price in relation
       to Equity Shares that may be issued and
       allotted on conversion of other convertible
       securities that may be issued as aforesaid
       shall be appropriately adjusted for
       corporate actions such as bonus issue,
       rights issue, stock split and consolidation
       of share capital, merger, demerger,
       transfer of undertaking, sale CONTD

CONT   CONTD of division or any such capital or                  Non-Voting
       corporate restructuring; (iii) In the event
       of a QIP as aforesaid, the allotment of the
       Specified Securities shall be completed
       within twelve months of the date of the
       passing of this resolution under Section
       81(1A) of the Companies Act, 1956; (iv) In
       case Specified Securities other than Equity
       Shares are issued pursuant to a QIP as
       aforesaid, such securities shall be
       converted into equity shares within sixty
       months from the date of allotment; and (v)
       In the event of a QIP as aforesaid, no
       subsequent QIP shall be made until the
       expiry of six months from the date of the
       prior QIP approved by way of this special
       resolution. Resolved further that such of
       the Specified Securities as are not
       subscribed for may be disposed of by the
       Board in its absolute discretion in such
       manner as the CONTD

CONT   CONTD Board may deem fit and as permissible               Non-Voting
       by law. Resolved further that the Board be
       and is hereby authorised to do such acts,
       deeds and matters as may be necessary and
       also to delegate all or any of the powers
       conferred on it by or under this Resolution
       to any Committee of the Board or to any
       Director of the Company or to any other
       officer(s) or employee(s) of the Company or
       any professional as it may consider
       appropriate in order to give effect to this
       Resolution

8      Resolved that the Authorised Share Capital                Mgmt          For                            For
       of the Company be increased from
       Rs.300,00,00,000 (Rupees three hundred
       crores only) to Rs.400,00,00,000 (Rupees
       four hundred crores only) divided into
       400,00,00,000 Equity Shares of Re.1/-each
       Resolved further that the Clause V of
       Memorandum of Association of the Company be
       and is hereby amended as follows: "V. The
       Capital of the Company is Rs.400,00,00,000
       (Rupees four hundred crores only) divided
       into 400,00,00,000 shares of Re.1/- each"

9      Resolved that Article 3 of the Articles of                Mgmt          For                            For
       Association be and is hereby altered as
       follows: "CAPITAL 3. The Capital of the
       Company is Rs.400,00,00,000 (Rupees four
       hundred crores only) divided into
       400,00,00,000 shares of Re.1/- each."

10     Resolved that the consent of the Company be               Mgmt          For                            For
       and is hereby accorded in terms of Section
       293(1)(a) and other applicable provisions,
       if any, of the Companies Act, 1956 : (i) to
       mortgaging and/or charging by the Board of
       Directors of the Company, of all the
       immovable and/or movable properties of the
       Company, wheresoever situate, present and
       future and the whole of the undertaking of
       the Company, together with power to take
       over the management of the business of the
       Company only on the occurrence of certain
       events, to or in favour of all, or any of
       the Banks / Financial Institutions / Mutual
       Funds as lenders / trustees for fresh
       Non-Convertible Debentures / Term Loans /
       External Commercial Borrowings / Perpetual
       Bonds upto Rs.1,650 Crores to be contracted
       during the financial year 2012-13 together
       with the interest payable CONTD

CONT   CONTD on such loans at the respective                     Non-Voting
       agreed rates, compound/additional interest,
       commitment charges, premium on prepayment
       or on redemption, costs, charges, expenses
       and all other moneys payable by the Company
       to Banks/ Financial Institutions / Mutual
       Funds as lenders/ trustees in terms of
       their Loan Agreements / Trust Deed entered
       into/to be entered into by the Company in
       respect of the said Non-Convertible
       Debentures / Term Loans / External
       Commercial Borrowings / Perpetual Bonds.
       CONTD

CONT   CONTD (ii) to create a first charge by way                Non-Voting
       of hypothecation and/pledge of the
       borrower's current assets, namely stocks
       and spares not relating to plant and
       machinery (consumable stores & spares),
       Bills receivable & Book Debts and all other
       movables both present and future excluding
       such movables as may be permitted by banks
       from time to time, by the Board of
       Directors of the Company, together with
       power to take over the management of the
       business and concern of the Company to be
       exercised only on the occurrence of certain
       events, to or in favour of State Bank of
       India and the Consortium of Banks to secure
       the repayment of working capital limits of
       Rs.1,650 Crores together with interests
       (comprising of Rs.900 Crores in respect of
       fund based limits and Rs.750 Crores in
       respect of non-fund based limits) and the
       Board of CONTD

CONT   CONTD Directors of the Company be and are                 Non-Voting
       hereby authorized to finalise with State
       Bank of India and the Consortium of banks
       for their working capital limits of
       Rs.1,650 Crores, the documents for creating
       the aforesaid charge by way of
       hypothecation and pledge of the borrower's
       current assets, namely stocks and spares
       not relating to plant and machinery
       (consumable stores & spares), Bills
       receivable & Book Debts and all other
       movables (not specifically offered /
       charged to any other credit facility) both
       present and future excluding such movables
       as may be permitted by banks from time to
       time and to do all such acts, deeds and
       things as may be necessary for giving
       effect to the above resolution. Resolved
       further that the actions already initiated
       by the Board of Directors on this matter be
       and are hereby ratified/approved

       PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION IN TEXT OF RESOLUTION 10. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ AUTO LTD, PUNE                                                                        Agenda Number:  703945886
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y05490100
    Meeting Type:  AGM
    Meeting Date:  18-Jul-2012
          Ticker:
            ISIN:  INE917I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the audited balance                 Mgmt          For                            For
       sheet as at 31 March 2012 and the profit
       and loss account for the year ended 31
       March 2012 and the directors' and auditors'
       reports thereon

2      To declare a dividend                                     Mgmt          For                            For

3      To appoint a director in place of D S                     Mgmt          For                            For
       Mehta, who retires by rotation and being
       eligible, offers himself for re-appointment

4      To appoint a director in place of                         Mgmt          For                            For
       Kantikumar R Podar, who retires by rotation
       and being eligible, offers himself for
       re-appointment

5      To appoint a director in place of Shekhar                 Mgmt          For                            For
       Bajaj, who retires by rotation and being
       eligible, offers himself for re-appointment

6      To appoint a director in place of D J                     Mgmt          For                            For
       Balaji Rao, who retires by rotation and
       being eligible, offers himself for
       re-appointment

7      To appoint Messers Dalal and Shah,                        Mgmt          For                            For
       Chartered Accountants, as the auditors of
       the company for the period commencing from
       the conclusion of this annual general
       meeting till the conclusion of the next
       annual general meeting and to fix their
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 BHARAT HEAVY ELECTRICALS LTD                                                                Agenda Number:  704041970
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0882L133
    Meeting Type:  AGM
    Meeting Date:  19-Sep-2012
          Ticker:
            ISIN:  INE257A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet of the Company as at 31st
       March, 2012 and the Profit & Loss Account
       for the financial year ended on that date
       together with the Directors' Report and
       Auditors' Report thereon

2      To declare dividend for the year 2011-12                  Mgmt          For                            For

3      To appoint a Director in place of Shri V.K.               Mgmt          For                            For
       Jairath, who retires by rotation and being
       eligible, offers himself for re-appointment

4      To appoint a Director in place of Shri O.P.               Mgmt          For                            For
       Bhutani, who retires by rotation and being
       eligible, offers himself for re-appointment

5      To appoint a Director in place of Shri S.                 Mgmt          For                            For
       Ravi, who retires by rotation and being
       eligible, offers himself for re-appointment

6      To authorize the board to fix the                         Mgmt          For                            For
       remuneration of the Auditors for the year
       2012-13

7      Resolved that Shri Trimbakdas S. Zanwar,                  Mgmt          For                            For
       who was appointed as an Additional Director
       pursuant to Article 67(iv) of the Articles
       of Association of the Company read with
       Section 260 of the Companies Act, 1956
       w.e.f. 11th October, 2011 to hold Office
       upto the date of this Annual General
       Meeting and in respect of whom, the Company
       has received a notice in writing from a
       Member, pursuant to the provisions of
       Section 257 of the Companies Act, 1956, be
       and is hereby appointed as a Director of
       the Company, liable to retire by rotation

8      Resolved that Shri R. Krishnan, who was                   Mgmt          For                            For
       appointed as an Additional Director
       pursuant to Article 67(iv) of the Articles
       of Association of the Company read with
       Section 260 of the Companies Act, 1956
       w.e.f. 1st April, 2012 to hold Office upto
       the date of this Annual General Meeting and
       in respect of whom, the Company has
       received a notice in writing from a Member,
       pursuant to the provisions of Section 257
       of the Companies Act, 1956, be and is
       hereby appointed as a Director of the
       Company, liable to retire by rotation

9      Resolved that Shri Vijay Shankar Madan, who               Mgmt          For                            For
       was appointed as an Additional Director
       pursuant to Article 67(iv) of the Articles
       of Association of the Company read with
       Section 260 of the Companies Act, 1956
       w.e.f. 19th July, 2012 to hold Office upto
       the date of this Annual General Meeting and
       in respect of whom, the Company has
       received a notice in writing from a Member,
       pursuant to the provisions of Section 257
       of the Companies Act, 1956, be and is
       hereby appointed as a Director of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 BHARAT PETROLEUM CORP LTD                                                                   Agenda Number:  704026435
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0882Z116
    Meeting Type:  AGM
    Meeting Date:  21-Sep-2012
          Ticker:
            ISIN:  INE029A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Statement of Profit & Loss Account for the
       year ended 31st March, 2012, the Balance
       Sheet as at that date and the Reports of
       the Board of Directors and the Statutory
       Auditors and the Comments of the
       Comptroller & Auditor General of India
       thereon

2      To declare dividend                                       Mgmt          For                            For

3      To appoint a Director in place of Shri. I.                Mgmt          For                            For
       P. S. Anand, Director, who retires by
       rotation in pursuance of Section 256 of the
       Companies Act, 1956. Shri. I. P. S. Anand,
       being eligible, offers himself for
       re-appointment

4      To appoint a Director in place of Shri.                   Mgmt          For                            For
       Haresh M. Jagtiani, Director, who retires
       by rotation in pursuance of Section 256 of
       the Companies Act, 1956. Shri. Haresh M.
       Jagtiani, being eligible, offers himself
       for re-appointment

5      To appoint a Director in place of Shri.                   Mgmt          For                            For
       Alkesh Kumar Sharma, Secretary, Investment
       Promotion, Government of Kerala, who
       retires by rotation in pursuance of Section
       256 of the Companies Act, 1956. Shri.
       Alkesh Kumar Sharma, being eligible, offers
       himself for re-appointment

6      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 224(8)(aa) and other applicable
       provisions, if any, of the Companies Act,
       1956, remuneration of the Single/Joint
       Statutory Auditors as appointed by the
       Comptroller & Auditor General of India
       (C&AG) under Section 619(2) of the said
       Act, be and is hereby approved at INR
       25,00,000, to be shared in case of Joint
       Auditors, plus payment of actual reasonable
       travelling and out of pocket expenses and
       service tax as applicable, for the year
       2012-13 and also for subsequent years

7      Resolved that pursuant to Section 257 and                 Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956 Shri. S. P. Gathoo be
       and is hereby appointed as Director of the
       Company

8      Resolved that pursuant to Section 257 and                 Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956 Prof. Jayanth R. Varma
       be and is hereby appointed as Director of
       the Company

9      Resolved that pursuant to Section 257 and                 Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956 Shri. Bimalendu
       Chakrabarti be and is hereby appointed as
       Director of the Company

10     Resolved that pursuant to Section 257 and                 Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956 Shri. R. N. Choubey,
       Director General, Directorate General of
       Hydrocarbons, Ministry of Petroleum &
       Natural Gas be and is hereby appointed as
       Director of the Company




--------------------------------------------------------------------------------------------------------------------------
 CADILA HEALTHCARE LTD                                                                       Agenda Number:  703962060
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10448101
    Meeting Type:  AGM
    Meeting Date:  06-Aug-2012
          Ticker:
            ISIN:  INE010B01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at and the Statement of
       Profit and Loss of the Company for the year
       ended on March 31, 2012 and the Reports of
       the Directors and Auditors thereon

2      To declare dividend on Equity Shares                      Mgmt          For                            For

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Apurva S. Diwanji, who retires by rotation
       and being eligible offers himself for
       reappointment

4      To appoint Auditors of the Company to hold                Mgmt          For                            For
       office from the conclusion of this meeting
       until the conclusion of the next Annual
       General Meeting and to fix their
       remuneration

5      Resolved that pursuant to the provisions of               Mgmt          For                            For
       sections 198, 269, 309 read with
       schedule-XIII and other applicable
       provisions, if any, of the Companies Act,
       1956 (including any statutory modifications
       or re-enactment thereof, for the time being
       in force) consent of the members be and is
       hereby accorded to reappoint Dr. Sharvil P.
       Patel as Deputy Managing Director for a
       period of five years with effect from April
       1, 2012 on the terms and conditions as set
       out in the draft agreement proposed to be
       executed between the Company and Deputy
       Managing Director and on a remuneration
       upto 5% of the net profits of the Company
       computed in the manner laid down in
       sections 349 and 350 of the Companies Act,
       1956 (the "Act") in each financial year
       during his tenure of appointment or such
       other limits as may be prescribed by the
       Central CONTD

CONT   CONTD Government from time to time.                       Non-Voting
       resolved further that notwithstanding
       anything to the contrary herein contained,
       where in any financial year during the
       currency of the tenure of Deputy Managing
       Director, the Company has no profits or its
       profits are inadequate, remuneration by way
       of salary, dearness allowances, perquisites
       and other allowances shall be as per the
       limits set out in section II of part II of
       schedule-XIII of the Companies Act, 1956 as
       minimum remuneration, unless otherwise
       determined by the Board of Directors.
       resolved Further that in addition to the
       above, the Deputy Managing Director shall
       also be entitled to the following
       perquisites, which shall not be included in
       the computation of the ceiling of minimum
       remuneration stated hereinabove; (a)
       Contribution to provident fund,
       superannuation fund or CONTD

CONT   CONTD annuity fund to the extent these                    Non-Voting
       either singly or put together are not
       taxable under the Income Tax Act, 1961, (b)
       Gratuity payable at the rate not exceeding
       half a month's salary for each completed
       year of service, (c) Privilege leave on
       full salary for a period of 30 days for the
       financial year and encashment of such
       unutilized leaves at the end of the tenure
       and (d) Company's car with driver and
       telephone at residence for official
       purpose. Resolved further that for the
       purpose of giving effect to this
       resolution, the Board be and is hereby
       authorised to do all such acts, deeds,
       matters and things as it may in its
       absolute discretion deem necessary,
       expedient and proper on behalf of the
       Company

6      Resolved that pursuant to provisions of                   Mgmt          For                            For
       section 228 and other applicable
       provisions, if any, of the Companies Act,
       1956  "Act" , as amended or re-enacted from
       time to time, the Board be and is hereby
       authorised to appoint Branch Auditor s  of
       any branch office of the Company, whether
       existing or which may be opened hereafter,
       in India or abroad, in consultation with
       the Company's Auditors, any person s
       qualified to act as Branch Auditor and to
       fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 CHAMBAL FERTILISERS & CHEMICALS LTD                                                         Agenda Number:  704016701
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y12916139
    Meeting Type:  AGM
    Meeting Date:  14-Sep-2012
          Ticker:
            ISIN:  INE085A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       balance sheet as at March 31, 2012,
       statement of profit and loss for the year
       ended on that date and reports of directors
       and auditors

2      To consider declaration of dividend on                    Mgmt          For                            For
       equity shares

3      To appoint a director in place of Mr.                     Mgmt          For                            For
       Dipankar Basu, who retires by rotation and
       is eligible for re appointment

4      To appoint a director in place of Mr.                     Mgmt          For                            For
       Chandra Shekhar Nopany, who retires by
       rotation and is eligible for re appointment

5      To appoint M/s. S. R. Batliboi and Co.,                   Mgmt          For                            For
       chartered accountants, as statutory
       auditors of the company and fix their
       remuneration

6      To appoint M S. Singhi and Co., chartered                 Mgmt          For                            For
       accountants, as branch auditors for
       shipping business of the company and fix
       their remuneration

7      Resolved that Ms. Radha Singh be and is                   Mgmt          For                            For
       hereby appointed as director of the company
       liable to retire by rotation

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       sections 310 and 311 and other applicable
       provisions of the companies act, 1956, the
       company hereby approves the revision in the
       remuneration payable to Mr. Anil Kapoor,
       Managing Director with effect from February
       16, 2012, as follows i) basic salary RS.
       6,00,000 per month (further increased to
       RS. 7,60,000 per month with effect from
       April 1, 2012) in the basic salary range of
       RS. 6,00,000 to RS. 12,00,000 per month.
       ii) all other benefits like provident fund,
       Superannuation, HRA, etc. which are linked
       to basic salary stand revised accordingly.
       resolved further that all other terms of re
       appointment of Mr. Anil Kapoor shall remain
       unchanged. resolved further that the board
       of directors of the company (which
       expression shall also include a committee
       thereof) be and is hereby CONTD

CONT   CONTD authorised to determine such                        Non-Voting
       increments payable to Mr. Anil Kapoor as it
       may deem fit and proper within the approved
       basic salary range from time to time, along
       with the performance bonus, if any, and to
       do all such acts, deeds, matters and things
       as may be necessary and incidental to give
       effect to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 CIPLA LTD, MUMBAI                                                                           Agenda Number:  703979471
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1633P142
    Meeting Type:  AGM
    Meeting Date:  17-Aug-2012
          Ticker:
            ISIN:  INE059A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the audited balance                 Mgmt          For                            For
       sheet as at 31st March 2012, the statement
       of profit and loss for the year ended on
       that date together with the reports of the
       board of directors and auditors thereon

2      To declare dividend for the year ended 31st               Mgmt          For                            For
       March 2012

3      To appoint a director in place of Dr. H.R.                Mgmt          For                            For
       Manchanda who retires by rotation and being
       eligible, offers himself for re-appointment

4      To appoint a director in place of Mr. V.C.                Mgmt          For                            For
       Kotwal who retires by rotation and being
       eligible, offers himself for re-appointment

5      Resolved that M/s. V. Sankar Aiyar & Co.,                 Mgmt          For                            For
       Chartered Accountants (Firm Reg. No.
       109208W), together with M/s. R.G.N. Price &
       Co., Chartered Accountants (Firm Reg. No.
       002785S), be and are hereby re-appointed as
       Joint Statutory Auditors of the Company to
       hold the office from the conclusion of this
       Annual General Meeting until the conclusion
       of the next Annual General Meeting upon
       such remuneration, taxes and out of pocket
       expenses, as may be fixed by the Board of
       Directors of the Company in mutual
       consultation with the Auditors. Resolved
       further that the Board of Directors of the
       Company be and is hereby authorised to
       appoint Auditors for the Company's branch
       office(s) (whether now or as may be
       established) in terms of section 228 of the
       Companies Act, 1956 in CONTD

CONT   CONTD consultation with the Auditors of the               Non-Voting
       Company to examine and audit the accounts
       for the financial year ending on 31st March
       2013 upon such remuneration, terms and
       conditions as the Board of Directors may
       deem fit

6      Resolved that pursuant to the provisions of               Mgmt          For                            For
       sections 257, 260 and other applicable
       provisions of the Companies Act, 1956 read
       with those under Article 129 of the
       Company's Articles of Association, Dr.
       Ranjan Pai, an Additional Director holding
       the office up to the date of this Annual
       General Meeting be and is hereby appointed
       as a Director of the Company, liable to
       retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 COAL INDIA LTD, KOLKATA                                                                     Agenda Number:  704024556
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1668L107
    Meeting Type:  AGM
    Meeting Date:  18-Sep-2012
          Ticker:
            ISIN:  INE522F01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet as at 31st March, 2012,
       Profit and Loss Account for the financial
       year ended on that date together with the
       Reports of Statutory Auditor & Comptroller
       & Auditor General of India and Directors'
       Report

2      To confirm payment of Interim dividend paid               Mgmt          For                            For
       and to declare Final Dividend on equity
       shares for the Financial Year 2011-12

3      To appoint a Director in place of Prof.                   Mgmt          For                            For
       S.K.Barua, who retires by rotation in terms
       of Article 33(d) of the Articles of
       Association of the Company and being
       eligible, offers himself for reappointment

4      Resolved that pursuant to section 31 and                  Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act 1956, the Articles of
       Association of the company be altered to
       include Clause 18A after Clause 18 to
       provide for Buy back of Shares as specified

5      Resolved that Shri S. Narsing Rao, who was                Mgmt          For                            For
       appointed as an Additional Director under
       Section 260 of the Companies Act, 1956 and
       designated as Chairman cum Managing
       Director effective from 24th April, 2012
       and holds office upto the 38th Annual
       General Meeting and in respect of whom, the
       company has received a notice in writing
       under Section 257 of the Companies Act,
       1956 from a member proposing his
       candidature for the office of director, be
       and is hereby appointed as a Director of
       the Company, not liable to retire by
       rotation

6      Resolved that Ms. Zohra Chatterji, who was                Mgmt          For                            For
       appointed as an Additional Director under
       Section 260 of the Companies Act, 1956
       effective from 12th November, 2011 and
       holds office upto the 38th Annual General
       Meeting and in respect of whom, the company
       has received a notice in writing under
       Section 257 of the Companies Act, 1956 from
       a member proposing her candidature for the
       office of director, be and is hereby
       appointed as a Director of the Company,
       liable to retire by rotation

7      Resolved that Ms. Anjali Anand Srivastava,                Mgmt          For                            For
       who was appointed as an Additional Director
       under Section 260 of the Companies Act,
       1956 effective from 20th September, 2011
       and holds office upto the 38th Annual
       General Meeting and in respect of whom, the
       company has received a notice in writing
       under Section 257 of the Companies Act,
       1956 from a member proposing her
       candidature for the office of director, be
       and is hereby appointed as a Director of
       the Company, liable to retire by rotation

8      Resolved that Dr.(Smt)Sheela Bhide, who was               Mgmt          For                            For
       appointed as an Additional Director under
       Section 260 of the Companies Act, 1956
       effective from 20th September, 2011 and
       holds office upto the 38th Annual General
       Meeting and in respect of whom, the company
       has received a notice in writing under
       Section 257 of the Companies Act, 1956 from
       a member proposing her candidature for the
       office of director, be and is hereby
       appointed as a Director of the Company,
       liable to retire by rotation

9      Resolved that Dr. R.N.Trivedi, who was                    Mgmt          For                            For
       appointed as an Additional Director under
       Section 260 of the Companies Act, 1956
       effective from 20th September, 2011 and
       holds office upto the 38th Annual General
       Meeting and in respect of whom, the company
       has received a notice in writing under
       Section 257 of the Companies Act, 1956 from
       a member proposing his candidature for the
       office of director, be and is hereby
       appointed as a Director of the Company,
       liable to retire by rotation

10     Resolved that Shri. Mohd Anis Ansari, who                 Mgmt          For                            For
       was appointed as an Additional Director
       under Section 260 of the Companies Act,
       1956 effective from 20th September, 2011
       and holds office upto the 38th Annual
       General Meeting and in respect of whom, the
       company has received a notice in writing
       under Section 257 of the Companies Act,
       1956 from a member proposing his
       candidature for the office of director, be
       and is hereby appointed as a Director of
       the Company, liable to retire by rotation

11     Resolved that Shri Kamal R.Gupta, who was                 Mgmt          For                            For
       appointed as an Additional Director under
       Section 260 of the Companies Act, 1956
       effective from 20th September, 2011 and
       holds office upto the 38th Annual General
       Meeting and in respect of whom, the company
       has received a notice in writing under
       Section 257 of the Companies Act, 1956 from
       a member proposing his candidature for the
       office of director, be and is hereby
       appointed as a Director of the Company,
       liable to retire by rotation

12     Resolved that Ms. Sachi Chaudhuri, who was                Mgmt          For                            For
       appointed as an Additional Director under
       Section 260 of the Companies Act, 1956
       effective from 20th September, 2011 and
       holds office upto the 38th Annual General
       Meeting and in respect of whom, the company
       has received a notice in writing under
       Section 257 of the Companies Act, 1956 from
       a member proposing her candidature for the
       office of director, be and is hereby
       appointed as a Director of the Company,
       liable to retire by rotation

13     Resolved that Shri. N.Kumar, who was                      Mgmt          For                            For
       appointed as an Additional Director under
       Section 260 of the Companies Act, 1956, and
       designated as Director (Technical)
       effective from 1st February, 2012 and holds
       office upto the 38th Annual General Meeting
       and in respect of whom, the company has
       received a notice in writing, under Section
       257 of the companies Act, 1956 from a
       member proposing his candidature for the
       office of director, be and is hereby
       appointed as a Director of the Company, not
       liable to retire by rotation

14     Resolved that Shri. B.K.Saxena, who was                   Mgmt          For                            For
       appointed as an Additional Director under
       Section 260 of the Companies Act, 1956, and
       designated as Director (Marketing)
       effective from 19th June, 2012 and holds
       office upto the 38th Annual General Meeting
       and in respect of whom, the company has
       received a notice in writing, under Section
       257 of the companies Act, 1956 from a
       member proposing his candidature for the
       office of director, be and is hereby
       appointed as a Director of the Company, not
       liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL BANK OF CEYLON PLC, COLOMBO                                                      Agenda Number:  704329590
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y16904107
    Meeting Type:  AGM
    Meeting Date:  28-Mar-2013
          Ticker:
            ISIN:  LK0053N00005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS. THANK YOU.

1      To receive, consider and adopt the Annual                 Mgmt          For                            For
       Report of the Board of Directors on the
       affairs of the Company and Statement of
       Compliance and the Financial Statements for
       the year ended December 31, 2012 with the
       Report of the Auditors thereon

2      To declare a dividend as recommended by the               Mgmt          For                            For
       Directors and to consider and if thought
       fit, to pass the requisite resolution

3.a    To re-elect Director in place of those                    Mgmt          For                            For
       retiring by rotation or otherwise: Mr.
       Kankanam Gamage Don Dharmasena Dheerasinghe

3.b    To re-elect Director in place of those                    Mgmt          For                            For
       retiring by rotation or otherwise: Prof.
       Uditha Pilane Liyanage

3.c    To re-elect Director in place of those                    Mgmt          For                            For
       retiring by rotation or otherwise: Mr.
       Jegatheesan Durairatnam

3.d    To re-elect Director in place of those                    Mgmt          For                            For
       retiring by rotation or otherwise: Mr.
       Sembakuttige Swarnajothi

4.a    To appoint Messrs KPMG as recommended by                  Mgmt          For                            For
       the Board of Directors, as Auditors to the
       Company for the ensuing year

4.b    To authorise the Board of Directors to                    Mgmt          For                            For
       determine the remuneration of the Auditors
       for the ensuing year

5      To authorise the Board of Directors to                    Mgmt          For                            For
       determine donations for 2013




--------------------------------------------------------------------------------------------------------------------------
 DISH TV INDIA LTD                                                                           Agenda Number:  703966602
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2076S114
    Meeting Type:  AGM
    Meeting Date:  09-Aug-2012
          Ticker:
            ISIN:  INE836F01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet of the Company as at March
       31, 2012, the Profit & Loss Account for the
       Financial Year ended on that date on a
       stand alone and consolidated basis and the
       Reports of the Auditors' and Board of
       Directors' thereon

2      To appoint a Director in place of Mr. Arun                Mgmt          For                            For
       Duggal, who retires by rotation and being
       eligible, offers himself for re-appointment

3      To appoint a Director in place of Dr.                     Mgmt          For                            For
       Pritam Singh, who retires by rotation and
       being eligible, offers himself for
       re-appointment

4      To appoint M/s B S R & Co., Chartered                     Mgmt          For                            For
       Accountants, Gurgaon, having Firm
       Registration No. 101248W, as the Statutory
       Auditors of the Company to hold such office
       from the conclusion of this meeting until
       the conclusion of next Annual General
       Meeting at a remuneration to be determined
       by the Board of Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 DLF LIMITED                                                                                 Agenda Number:  703939275
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2089H105
    Meeting Type:  OTH
    Meeting Date:  17-Jul-2012
          Ticker:
            ISIN:  INE271C01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Ordinary Resolution under Section 293(1)(a)               Mgmt          For                            For
       of the Companies Act, 1956 for transfer of
       Company's Wind Power Business




--------------------------------------------------------------------------------------------------------------------------
 DLF LIMITED                                                                                 Agenda Number:  704012715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2089H105
    Meeting Type:  AGM
    Meeting Date:  07-Sep-2012
          Ticker:
            ISIN:  INE271C01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet as at 31st March, 2012, the
       Statement of Profit & Loss for the year
       ended on that date together with the
       Reports of Directors and Auditors thereon

2      To declare dividend                                       Mgmt          For                            For

3      To appoint a Director in place of Dr. D.V.                Mgmt          For                            For
       Kapur, who retires by rotation and being
       eligible, offers himself for re-appointment

4      To appoint a Director in place of Mr. Rajiv               Mgmt          For                            For
       Singh, who retires by rotation and being
       eligible, offers himself for re-appointment

5      Resolved that Mr. M.M. Sabharwal, a                       Mgmt          For                            For
       Director who retires by rotation at the
       Annual General Meeting has expressed his
       desire not to offer himself for
       re-appointment as a Director and the
       resulting vacancy be not filled up at the
       meeting

6      To appoint Auditors of the Company to hold                Mgmt          For                            For
       office from the conclusion of this meeting
       until the conclusion of the next Annual
       General Meeting and to fix their
       remuneration. M/s. Walker, Chandiok & Co,
       the retiring Auditors are eligible for
       re-appointment

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 314(1) and other applicable
       provisions, if any, of the Companies Act,
       1956 (including any statutory modification
       or re-enactment thereof, for the time being
       in force), consent of the Company, be and
       is hereby accorded to the elevation of Mr.
       Rahul Talwar as General Manager
       (Marketing), DLF India Limited (DIL), a
       subsidiary Company w.e.f. 1st April, 2012
       at a remuneration and on the terms &
       conditions as set out in the Explanatory
       Statement annexed to the Notice. Resolved
       further that the Board of Directors of the
       Company including any duly constituted
       committee thereof (hereinafter referred to
       as "the Board") be and is hereby authorised
       to take all such steps as may be necessary,
       proper or expedient to give effect to this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 DR REDDY'S LABORATORIES LTD                                                                 Agenda Number:  703945901
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y21089159
    Meeting Type:  AGM
    Meeting Date:  20-Jul-2012
          Ticker:
            ISIN:  INE089A01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Balance                Mgmt          For                            For
       Sheet as at 31 March 2012 and the Profit &
       Loss Account of the Company for the year
       ended on that date along with the Reports
       of the Directors' and Auditors' thereon

2      To declare dividend on the equity shares                  Mgmt          For                            For
       for the financial year 2011-12

3      To appoint a Director in place of Dr. Omkar               Mgmt          For                            For
       Goswami, who retires by rotation, and being
       eligible, seeks re-appointment

4      To appoint a Director in place of Mr. Ravi                Mgmt          For                            For
       Bhoothalingam, who retires by rotation, and
       being eligible, seeks re-appointment

5      To appoint the Statutory Auditors and fix                 Mgmt          For                            For
       their remuneration. The retiring Auditors B
       S R & Co., Chartered Accountants are
       eligible for re-appointment

6      Appointment of Mr. Sridar Iyengar as a                    Mgmt          For                            For
       director of the company

7      Re-appointment of Mr. Satish Reddy as whole               Mgmt          For                            For
       time director designated as managing
       director and chief operating officer of the
       company

8      Extension of term of Dr. Reddy's employees                Mgmt          For                            For
       stock option scheme, 2002




--------------------------------------------------------------------------------------------------------------------------
 EXIDE INDUSTRIES LTD                                                                        Agenda Number:  703944834
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2383M131
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2012
          Ticker:
            ISIN:  INE302A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the Profit and Loss                 Mgmt          For                            For
       Account for the year ended 31 March, 2012
       and the Balance Sheet as at that date
       together with the Reports of the Directors
       and the Auditors thereon

2      To declare a dividend                                     Mgmt          For                            For

3      To appoint a Director in place of Mr                      Mgmt          For                            For
       Bhaskar Mitter who retires by rotation and,
       being eligible, offers himself for
       reappointment

4      To appoint a Director in place of Mr Vijay                Mgmt          For                            For
       Aggarwal who retires by rotation and, being
       eligible, offers himself for reappointment

5      To appoint a Director in place of Mr R G                  Mgmt          For                            For
       Kapadia who retires by rotation and, being
       eligible, offers himself for reappointment

6      Resolved that Messrs S R B C & CO.,                       Mgmt          For                            For
       Chartered Accountants, be and are hereby
       appointed auditors of the Company to hold
       office from the conclusion of this Meeting
       until the conclusion of the next Annual
       General Meeting of the Company at a
       remuneration to be decided by the Board of
       Directors of the Company

7      Resolved that, pursuant to the provisions                 Mgmt          For                            For
       of Section 198, 269, 309 and other
       applicable provisions, if any, of the
       Companies Act, 1956, Mr T V Ramanathan be
       and is hereby reappointed as the Managing
       Director and Chief Executive Officer of the
       Company for a period of one year with
       effect from 1st May, 2012 upto 30th April,
       2013 on such remuneration and terms and
       conditions of service as detailed in the
       Explanatory Statement under Section 173(2)
       of the Companies Act, 1956 annexed to the
       Notice convening the Meeting




--------------------------------------------------------------------------------------------------------------------------
 GLENMARK PHARMACEUTICALS LTD                                                                Agenda Number:  703958150
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2711C144
    Meeting Type:  AGM
    Meeting Date:  03-Aug-2012
          Ticker:
            ISIN:  INE935A01035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider, approve and adopt the               Mgmt          For                            For
       Audited Balance Sheet as at 31st March,
       2012 and the Statement of Profit and Loss
       of the Company for the year ended on that
       date together with the reports of the
       Directors and Auditors thereon

2      To declare dividend on Equity Shares                      Mgmt          For                            For

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Gracias Saldanha who retires by rotation
       and being eligible, offers himself for
       re-appointment

4      To appoint a Director in place of Mr. N. B.               Mgmt          For                            For
       Desai who retires by rotation and being
       eligible, offers himself for re-appointment

5      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Hocine Sidi Said who retires by rotation
       and being eligible, offers himself for
       re-appointment

6      To appoint M/s Walker, Chandiok & Co.,                    Mgmt          For                            For
       Auditors of the Company to hold office from
       the conclusion of this Annual General
       Meeting until the conclusion of the next
       Annual General Meeting and to fix their
       remuneration

7      Resolved that Mr. Rajesh V Desai who was                  Mgmt          For                            For
       appointed as an Additional Director on 9th
       November, 2011 and whose term of office
       expires at this Annual General Meeting and
       in respect of whom the Company has received
       a Notice in writing from a member under
       Section 257 of the Companies Act, 1956,
       proposing his candidature for the office of
       Director, be and is hereby appointed a
       Director of the Company

8      Resolved that Dr. Brian W. Tempest who was                Mgmt          For                            For
       appointed as an Additional Director on 30th
       January, 2012 and whose term of office
       expires at this Annual General Meeting and
       in respect of whom the Company has received
       a Notice in writing from a member under
       Section 257 of the Companies Act, 1956,
       proposing his candidature for the office of
       Director, be and is hereby appointed a
       Director of the Company

9      Resolved that Mr. Bernard Munos who was                   Mgmt          For                            For
       appointed as an Additional Director on 30th
       January, 2012 and whose term of office
       expires at this Annual General Meeting and
       in respect of whom the Company has received
       a Notice in writing from a member under
       Section 257 of the Companies Act, 1956,
       proposing his candidature for the office of
       Director, be and is hereby appointed a
       Director of the Company

10     Resolved that pursuant to Sections 198,                   Mgmt          For                            For
       269, 309 and 310 read together with
       Schedule XIII and other applicable
       provisions, if any, of the Companies Act,
       1956, consent of the Company, be and is
       hereby accorded to the appointment of Mr.
       Rajesh V Desai as a Director in the
       whole-time employment of the Company and
       designated as Executive Director & CFO for
       a period of 5 years with effect from 9th
       November, 2011 on a remuneration to be paid
       and provided and on the terms and
       conditions as set out in the explanatory
       statement attached hereto. Resolved further
       that the Board of Directors be and is
       hereby authorized to increase, augment
       and/or enhance or vary the remuneration to
       be paid and provided from time to time to
       Mr. Rajesh V Desai in accordance with the
       provisions of the Companies Act, 1956, and
       / or any statutory CONTD

CONT   CONTD modification or re-enactment thereto                Non-Voting
       and / or the guidelines for Managerial
       Remuneration issued by the Government of
       India or any other appropriate authority in
       that behalf as in force and as amended from
       time to time. Resolved further that
       pursuant to Section 309(3) read together
       with Section 198(4) and other applicable
       provisions, if any, of the Companies Act,
       1956, the remuneration as aforesaid, be
       paid and provided as minimum remuneration
       to Mr. Rajesh V Desai, notwithstanding that
       in any financial year of the Company during
       his term of office, the Company may have
       made no profits or its profits are
       inadequate. Resolved further that the Board
       of Directors of the Company be and is
       hereby authorized to do all such acts,
       deeds, matters and things as may be
       considered necessary or desirable to give
       effect to CONTD

CONT   CONTD this resolution                                     Non-Voting

11     Resolved that pursuant to Sections 198,                   Mgmt          For                            For
       269, 309 and 310 read together with
       Schedule XIII and other applicable
       provisions, if any, of the Companies Act,
       1956, consent of the Company, be and is
       hereby accorded to the re-appointment of
       Mr. Glenn Saldanha as Chairman & Managing
       Director of the Company for a period of 5
       years with effect from 16th May, 2012 on a
       remuneration to be paid and provided and on
       the terms and conditions as set out in the
       explanatory statement attached hereto.
       Resolved further that the Board of
       Directors be and is hereby authorized to
       increase, augment and/or enhance or vary
       the remuneration to be paid and provided
       from time to time to Mr. Glenn Saldanha in
       accordance with the provisions of the
       Companies Act, 1956, and / or any statutory
       modification or re-enactment thereto and/or
       the guidelines CONTD

CONT   CONTD for Managerial Remuneration issued by               Non-Voting
       the Government of India or any other
       appropriate authority in that behalf as in
       force and as amended from time to time.
       Resolved further that pursuant to Section
       309(3) read together with Section 198(4)
       and other applicable provisions, if any, of
       the Companies Act, 1956, the remuneration
       as aforesaid, be paid and provided as
       minimum remuneration to Mr. Glenn Saldanha,
       notwithstanding that in any financial year
       of the Company during his term of office,
       the Company may have made no profits or its
       profits are inadequate. Resolved further
       that the Board of Directors of the Company
       be and is hereby authorized to do all such
       acts, deeds, matters and things as may be
       considered necessary or desirable to give
       effect to this resolution

12     Resolved that pursuant to Sections 198,                   Mgmt          For                            For
       269, 309 and 310 read together with
       Schedule XIII and other applicable
       provisions, if any, of the Companies Act,
       1956, consent of the Company, be and is
       hereby accorded to the re-appointment of
       Mrs. Cherylann Pinto as a Director in the
       whole-time employment of the Company and
       designated as Director-Corporate Affairs
       for a period of 5 years with effect from
       16th May, 2012 on a remuneration to be paid
       and provided and on the terms and
       conditions as set out in the explanatory
       statement attached hereto. Resolved further
       that the Board of Directors be and is
       hereby authorized to increase, augment
       and/or enhance or vary the remuneration to
       be paid and provided from time to time to
       Mrs. Cherylann Pinto in accordance with the
       provisions of the Companies Act, 1956, and
       / or any statutory CONTD

CONT   CONTD modification or re-enactment thereto                Non-Voting
       and/or the guidelines for Managerial
       Remuneration issued by the Government of
       India or any other appropriate authority in
       that behalf as in force and as amended from
       time to time. Resolved further that
       pursuant to Section 309(3) read together
       with Section 198(4) and other applicable
       provisions, if any, of the Companies Act,
       1956, the remuneration as aforesaid, be
       paid and provided as minimum remuneration
       to Mrs. Cherylann Pinto, notwithstanding
       that in any financial year of the Company
       during his term of office, the Company may
       have made no profits or its profits are
       inadequate. Resolved further that the Board
       of Directors of the Company be and is
       hereby authorized to do all such acts,
       deeds, matters and things as may be
       considered necessary or desirable to give
       effect to CONTD

CONT   CONTD this resolution                                     Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 HCL TECHNOLOGIES LTD                                                                        Agenda Number:  704065677
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3121G147
    Meeting Type:  AGM
    Meeting Date:  22-Oct-2012
          Ticker:
            ISIN:  INE860A01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the Profit and Loss                 Mgmt          For                            For
       Account for the year ended June 30, 2012
       and the Balance Sheet as on that date
       together with the Reports of the Directors
       and Auditors thereon

2      To appoint a Director in place of Mr. Shiv                Mgmt          For                            For
       Nadar, who retires by rotation and being
       eligible, offers himself for reappointment

3      To appoint a Director in place of Ms. Robin               Mgmt          For                            For
       Abrams, who retires by rotation and being
       eligible, offers herself for re-appointment

4      Resolved that M/s. S. R. Batliboi & Co.,                  Mgmt          For                            For
       Chartered Accountants, be and are hereby
       re-appointed as the Statutory Auditors of
       the Company to hold office from the
       conclusion of this Annual General Meeting
       until the conclusion of the next Annual
       General Meeting of the Company. Resolved
       further that the Board of Directors of the
       Company be and are hereby authorized to fix
       their remuneration and reimburse their
       travelling and out of pocket expenses

5      To declare a final dividend for the                       Mgmt          For                            For
       financial year ended June 30, 2012

6      Appointment of Mr. Sudhindar Krishan Khanna               Mgmt          For                            For
       as Director

7      Appointment of Mr. Srikant Madhav Datar as                Mgmt          For                            For
       Director

8      Appointment of Mr. Sosale Shankara Sastry                 Mgmt          For                            For
       as Director

9      Appointment of Mr. Vineet Nayar as Joint                  Mgmt          For                            For
       Managing Director and terms of his
       appointment




--------------------------------------------------------------------------------------------------------------------------
 HCL TECHNOLOGIES LTD                                                                        Agenda Number:  704222924
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3121G147
    Meeting Type:  CRT
    Meeting Date:  19-Jan-2013
          Ticker:
            ISIN:  INE860A01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR
       RESOLUTION 1. THANK YOU.

1      For the purpose of considering and, if                    Mgmt          For                            For
       thought fit, approving, with or without
       modification(s), the Scheme of Arrangement
       of HCL Comnet Systems & Services Limited
       (HCLSS/Applicant Company-I) and HCL
       Technologies Limited (HCLT/Applicant
       Company-II) and their respective
       shareholders and creditors at such meeting
       and any adjournment/ adjournments thereof




--------------------------------------------------------------------------------------------------------------------------
 HDFC BANK LTD, MUMBAI                                                                       Agenda Number:  703914817
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3119P174
    Meeting Type:  AGM
    Meeting Date:  13-Jul-2012
          Ticker:
            ISIN:  INE040A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the audited Balance                 Mgmt          For                            For
       Sheet as at March 31, 2012, Profit and Loss
       Account for the year ended on that date and
       Reports of the Board of Directors and
       Auditors thereon

2      To declare dividend on equity shares                      Mgmt          For                            For

3      To appoint a director in place of Dr.                     Mgmt          For                            For
       Pandit Palande, who retires by rotation,
       and being eligible, offers himself for
       re-appointment

4      To appoint a director in place of Mr.                     Mgmt          For                            For
       Partho Datta, who retires by rotation, and
       being eligible, offers himself for
       re-appointment

5      Resolved that, subject to the approval of                 Mgmt          For                            For
       the Reserve Bank of India, M/s. BSR & Co.,
       Chartered Accountants (ICAI Registration
       No. 101248W), be and are hereby appointed
       as the Statutory Auditors of the Bank to
       hold office from the conclusion of this
       Annual General Meeting until the conclusion
       of the next Annual General Meeting, at an
       annual remuneration of  INR 1,05,60,000/-
       (Rupees One Crore Five Lacs Sixty Thousand)
       plus service tax as applicable for the
       purpose of audit of the Bank's accounts at
       its head office, branches and other offices

6      Resolved that Mr. Keki Mistry, who was                    Mgmt          For                            For
       appointed as an Additional Director of the
       Bank pursuant to the provisions of Section
       260 of the Companies, Act 1956 and who
       holds office up to the date of this Annual
       General Meeting and in respect of whom the
       Bank has received a notice under Section
       257 of the Companies, Act 1956, in writing,
       proposing his candidature for the office of
       director, be and is hereby appointed as a
       Director of the Bank subject to retirement
       by rotation under the Articles of
       Association of the Company

7      Resolved that pursuant to the applicable                  Mgmt          For                            For
       provisions of the Companies Act, 1956 and
       the listing agreement(s) entered into by
       the Bank with the stock exchanges, the
       approval of the members be and is hereby
       granted for payment of fees to the extent
       of  INR 20,000/- per meeting to Mr. Bobby
       Parikh, a Director of the Bank, with effect
       from September 28, 2011, for attending the
       meetings of the IT Strategy Committee
       constituted in accordance with the
       guidelines of the Reserve Bank of India;
       Resolved further that the approval of the
       members be and is hereby granted for
       payment of fees of INR 20,000/- per meeting
       to any other non-executive director of the
       Bank who may be appointed as a member of
       the IT Strategy Committee from time to time
       for attending the meetings of the IT
       Strategy Committee; Resolved further that
       the CONTD

CONT   CONTD Board of Directors be and is also                   Non-Voting
       hereby authorized to revise the fees
       payable as above within the limits, if any,
       as may be prescribed by any statutory /
       regulatory authority from time to time

8      Resolved that pursuant to the applicable                  Mgmt          For                            For
       provisions of the Companies Act, 1956, and
       any other applicable laws, or any amendment
       or re-enactment thereof, and subject to the
       approvals, as may be necessary from the
       Reserve Bank of India and other concerned
       authorities or bodies and subject to the
       conditions as may be prescribed by any of
       them while granting such approvals, Mr.
       Aditya Puri be and is hereby re-appointed
       as the Managing Director of the Bank for
       the period commencing from April 1, 2013 up
       to October 31, 2015 upon such terms and
       conditions, including remuneration, as set
       out in the agreement to be entered into
       between the Bank and Mr. Puri, a draft of
       which is placed before this meeting and
       initialed by the Chairman for the purpose
       of identification, and which agreement is
       specifically approved and sanctioned CONTD

CONT   CONTD with authority to the Board of                      Non-Voting
       Directors (hereinafter referred to as the
       "Board" which term shall be deemed to
       include the Compensation Committee of the
       Board of Directors) to alter and vary the
       terms and conditions of the said
       re-appointment and / or agreement
       (including authority, from time to time, to
       determine the amount of salary as also the
       type and amount of perquisites and other
       benefits payable to Mr. Puri), in such
       manner as may be agreed to between the Bank
       and Mr. Puri; provided however that the
       remuneration payable to Mr. Puri shall not
       exceed the limits specified in the said
       agreement; Resolved further that the Board
       be and is hereby authorised to do all such
       acts, deeds, matters and things and to
       execute any agreements, documents,
       instruments and writings as may be
       required, with power to settle all CONTD

CONT   CONTD questions, difficulties or doubts                   Non-Voting
       that may arise in regard to the said
       re-appointment as it may in its sole
       discretion deem fit and to delegate all or
       any of its powers conferred herein to any
       director(s) and / or officer(s) of the Bank
       to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 HDFC BANK LTD, MUMBAI                                                                       Agenda Number:  704539115
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3119P174
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2013
          Ticker:
            ISIN:  INE040A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at March 31, 2013, Profit
       and Loss Account for the year ended on that
       date and reports of the Board of Directors
       and Auditors thereon

2      To declare a dividend on equity shares                    Mgmt          For                            For

3      To appoint a director in place of Mr. Bobby               Mgmt          For                            For
       Parikh, who retires by rotation and, being
       eligible, offers himself for re-appointment

4      To appoint a director in place of Mr. A. N.               Mgmt          For                            For
       Roy, who retires by rotation and, being
       eligible, offers himself for re-appointment

5      Resolved that, subject to the approval of                 Mgmt          For                            For
       the Reserve Bank of India, M/s. BSR & Co.,
       Chartered Accountants (ICAI Registration
       No. 101248W), be and are hereby appointed
       as the Auditors of the Bank to hold office
       from the conclusion of this Annual General
       Meeting until the conclusion of the next
       Annual General Meeting, at an annual
       remuneration of INR.1,05,60,000/-(Rupees
       One Crore Five Lakhs Sixty Thousand Only)
       plus service tax as applicable for the
       purpose of audit of the Bank's accounts at
       its head office, branches and other offices

6      Resolved that Mr. Vijay Merchant, who was                 Mgmt          For                            For
       appointed as an Additional Director of the
       Bank pursuant to the provisions of Section
       260 of the Companies, Act 1956 and who
       holds office up to the date of this Annual
       General Meeting and in respect of whom the
       Bank has received a notice under Section
       257 of the Companies, Act 1956, in writing,
       proposing his candidature for the office of
       director, be and is hereby appointed as a
       Director of the Bank subject to retirement
       by rotation under the Articles of
       Association of the Bank

7      Resolved that in accordance with the                      Mgmt          For                            For
       provisions of Section 81 and other
       applicable provisions, if any, of the
       Companies Act, 1956 (including any
       amendment thereto or modification(s) or
       re-enactment(s) thereof), the Securities
       and Exchange Board of India (Employee Stock
       Option Scheme and Employee Stock Purchase
       Scheme) Guidelines, 1999, as amended from
       time to time ("the Guidelines"), the
       provisions of any regulations / guidelines
       prescribed by the Securities and Exchange
       Board of India ("SEBI") and / or the
       Reserve Bank of India ("RBI"), the
       provisions of any other applicable laws and
       regulations, the Memorandum and Articles of
       Association of the Bank and the Listing
       Agreements entered into by the Bank with
       the Stock Exchanges where the securities of
       the Bank are listed and subject to any
       applicable approval(s), CONTD

CONT   CONTD permission(s) and sanction(s) of any                Non-Voting
       authorities and subject to any condition(s)
       and modification(s) as may be prescribed or
       imposed by such authorities while granting
       such approval(s), permission(s) and
       sanction(s) and which may be agreed to and
       accepted by the Board of Directors of the
       Bank (hereinafter referred to as the
       "Board", which term shall be deemed to
       include the Compensation Committee, for the
       time being authorised by the Board of
       Directors to exercise the powers conferred
       on the Board of Directors by this
       resolution and / or such other persons who
       may be authorised in this regard by the
       Board of Directors), consent of the members
       be and is hereby accorded to the Board to
       grant, offer, issue and allot, in one or
       more tranches, CONTD

CONT   CONTD to such present and future employees,               Non-Voting
       whether working in India or outside India,
       which expression shall include the
       Director(s) in the whole-time employment of
       the Bank (collectively "The Employees"), as
       may be decided by the Board, 10,00,00,000
       (10 crore) equity stock options,
       convertible into 10,00,00,000 equity shares
       of the nominal face value not exceeding INR
       2/- (Rupees Two only per share) under an
       employee stock option plan (hereinafter
       referred to "ESOS") on the terms and
       conditions as set out in the Explanatory
       Statement to this item in the Notice, at
       such price and on such other terms and
       conditions as may be decided by the Board
       in its absolute discretion; Resolved
       further that without prejudice to the
       generality of the above, but subject to the
       terms, CONTD

CONT   CONTD as approved by the members, the Board               Non-Voting
       or such person who may be authorised in
       this regard by the Board, be and is hereby
       authorised to implement, formulate, evolve,
       decide upon and bring into effect the ESOS
       on such terms and conditions as contained
       in the Explanatory Statement to this item
       in the Notice and to make any
       modification(s), change(s), variation(s),
       alteration(s) or revision(s) in the terms
       and conditions of the ESOS, from time to
       time, including but not limited to,
       amendment(s) with respect to vesting period
       and schedule, exercise price, exercise
       period, eligibility criteria or to suspend,
       withdraw, terminate or revise the ESOS in
       such manner as the Board or any other
       person authorised by the Board may
       determine; Resolved further that the
       determination of CONTD

CONT   CONTD the consideration payable by an                     Non-Voting
       employee in respect of the aforementioned
       equity stock options, convertible into
       equity shares, by the Board or such person
       who may be authorized in this regard by the
       Board, may be divided into two parts. The
       first part of the consideration shall
       comprise of a fixed consideration, which
       shall be equivalent to the face value of
       the equity shares, and the second part
       shall comprise of a variable amount, to be
       determined by the Board, or such person who
       may be authorized in this regard by the
       Board, in its absolute discretion; Resolved
       further that the Board be and is hereby
       authorised to take necessary steps for
       listing of the equity shares allotted in
       accordance with the ESOS on the Stock CONTD

CONT   CONTD Exchanges where the securities of the               Non-Voting
       Bank are listed as per the provisions of
       the Listing Agreements with the Stock
       Exchanges concerned, the Guidelines and
       other applicable laws and regulations;
       Resolved further that for the purpose of
       giving effect to the above resolution, the
       Board or any other person authorised in
       this regard by the Board be and is hereby
       authorised to do all such acts, deeds,
       matters and things including but not
       limited to framing rules relating to
       taxation matters arising out of grant /
       exercise of stock options and execute all
       such deeds, documents, instruments and
       writings as it may in its / his / her
       absolute discretion deem necessary or
       desirable and pay fees and commission and
       incur expenses in relation thereof; CONTD

CONT   CONTD Resolved further that the Board or                  Non-Voting
       any other person authorised in this regard
       by the Board be and is hereby authorised to
       settle all questions, difficulties or
       doubts that may arise in relation to the
       implementation of the ESOS and to the
       shares (including to amend or modify any of
       the terms thereof) issued herein without
       being required to seek any further consent
       or approval of the members or otherwise to
       the end and intent that the members shall
       be deemed to have given their approval
       thereto expressly by authority of this
       resolution; Resolved further that no single
       employee shall be granted options under the
       ESOS entitling such employee to equity
       shares in the Bank which would represent
       more than 1% of the paid-up share capital
       CONTD

CONT   CONTD of the Bank as on the date of grant                 Non-Voting
       of options or 10% of the total number of
       options granted under the ESOS, and that
       the minimum number of options that can be
       granted under the forthcoming schemes as
       well as the existing schemes is zero;
       Resolved further that the equity shares to
       be issued as stated aforesaid shall rank
       pari-passu with all the existing equity
       shares of the Bank for all purposes

8      Resolved that pursuant to the applicable                  Mgmt          For                            For
       provisions of the Companies Act, 1956, and
       any other applicable laws, or any amendment
       or modifications of or any re-enactment
       thereof, and subject to the approvals, as
       may be necessary from the Reserve Bank of
       India and other concerned authorities or
       bodies and subject to the conditions as may
       be prescribed by any of them while granting
       such approvals, consent of the members of
       the Bank be and is hereby accorded for the
       re-appointment of Mr. Paresh Sukthankar as
       Executive Director of the Bank for a period
       of 3 (Three) years with effect from 12th
       October, 2013 to 11th October, 2016 upon
       such terms and conditions including
       remuneration as set out in the draft
       agreement placed before this meeting and
       initialed by the Chairman for the purpose
       of identification which agreement is CONTD

CONT   CONTD specifically approved and sanctioned                Non-Voting
       with authority to the Board of Directors
       (hereinafter referred to as the "Board"
       which term shall be deemed to include the
       Compensation Committee or any other
       Committee of the Board constituted to
       exercise its powers including the powers
       constituted by this resolution) to alter
       and vary the terms and conditions of the
       said re-appointment and / or agreement
       (including authority, from time to time, to
       determine the amount of basic salary and
       allowances as also the type of perquisites
       and other benefits payable to Mr. Paresh
       Sukthankar) as may be agreed to between the
       Board and Mr. Paresh Sukthankar; Provided
       however that the basic salary and
       allowances payable to Mr. Paresh Sukthankar
       shall not exceed the limits specified in
       the said agreement; Resolved further that
       the Board be CONTD

CONT   CONTD and is hereby authorised to do all                  Non-Voting
       such acts, deeds, matters and things and to
       execute any agreements, documents,
       instruments and writings as may be
       required, with power to settle all
       questions, difficulties or doubts that may
       arise in regard to the said re-appointment
       as it may in its sole discretion deem fit
       and to delegate all or any of its powers
       conferred herein to any director(s) and /
       or officer(s) of the Bank, to give effect
       to this resolution




--------------------------------------------------------------------------------------------------------------------------
 HINDUSTAN UNILEVER LTD                                                                      Agenda Number:  703949404
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3218E138
    Meeting Type:  AGM
    Meeting Date:  23-Jul-2012
          Ticker:
            ISIN:  INE030A01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 983799 DUE TO RECEIPT OF
       DIRECTORS NAMES. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS. THANK YOU.

1      Adoption of Annual Accounts and Reports                   Mgmt          For                            For
       thereon for the financial year ended 31st
       March, 2012

2      Declaration of dividend                                   Mgmt          For                            For

3.1    Re-election of the Director : Mr. Harish                  Mgmt          For                            For
       Manwani

3.2    Re-election of the Director : Mr. Sridhar                 Mgmt          For                            For
       Ramamurthy

3.3    Re-election of the Director : Mr. A.                      Mgmt          For                            For
       Narayan

3.4    Re-election of the Director : Mr. S.                      Mgmt          For                            For
       Ramadorai

3.5    Re-election of the Director : Dr. R. A.                   Mgmt          For                            For
       Mashelkar

3.6    Re-election of the Director : Mr. Pradeep                 Mgmt          For                            For
       Banerjee

4      Appointment of M/s. Lovelock & Lewes as                   Mgmt          For                            For
       Auditors of the Company and to fix their
       remuneration for the financial year ending
       31st March, 2013

5      Appointment of Mr. O. P. Bhatt as a                       Mgmt          For                            For
       Director

6      Re-appointment of Mr. Nitin Paranjpe as                   Mgmt          For                            For
       Managing Director and Chief Executive
       Officer (CEO) of the Company effective 4th
       April, 2013

7      Increase the maximum limit of Salary                      Mgmt          For                            For
       payable to the Managing Director(s) of the
       Company

8      Adoption of revised '2012 HUL Performance                 Mgmt          For                            For
       Share Scheme'




--------------------------------------------------------------------------------------------------------------------------
 HOUSING DEVELOPMENT FINANCE CORP LTD                                                        Agenda Number:  703915162
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37246207
    Meeting Type:  AGM
    Meeting Date:  11-Jul-2012
          Ticker:
            ISIN:  INE001A01036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       statement of profit and loss for the
       financial year ended March 31, 2012, the
       balance sheet as at that date and the
       reports of the directors and the auditors
       thereon

2      To declare dividend on equity share                       Mgmt          For                            For

3      To appoint a director in place of Mr.                     Mgmt          For                            For
       Shirish B. Patel who retires by rotation
       and, being eligible, offers himself for
       re-appointment

4      To appoint a director in place of Mr. B. S.               Mgmt          For                            For
       Mehta who retires by rotation and, being
       eligible, offers himself for re-appointment

5      To appoint a director in place of Dr. S. A.               Mgmt          For                            For
       Dave who retires by rotation and, being
       eligible, offers himself for re-appointment

6      Resolved that Messrs Deloitte Haskins &                   Mgmt          For                            For
       Sells, Chartered Accountants, having
       Registration No. 117366W issued by The
       Institute of Chartered Accountants of
       India, be and are hereby appointed as
       auditors of the Corporation, to hold office
       as such from the conclusion of this Meeting
       until the conclusion of the next Annual
       General Meeting of the Corporation, on a
       remuneration of INR 1,02,00,000 (Rupees One
       Crore Two Lacs only) plus applicable
       service tax and reimbursement of out-of
       pocket expenses incurred by them for the
       purpose of audit of the Corporation's
       accounts at the head office, all its branch
       offices in India and its offices at London
       and Singapore. Resolved further that
       pursuant to the provisions of Section 228
       and other applicable provisions, if any, of
       the Companies Act, 1956, the Board of
       Directors of the CONTD

CONT   CONTD Corporation be and is hereby                        Non-Voting
       authorised to appoint Messrs Deloitte
       Haskins & Sells, Chartered Accountants,
       having Registration No. 117366W issued by
       The Institute of Chartered Accountants of
       India, or any other person who may be
       qualified to act as such, in consultation
       with the auditors of the Corporation as
       branch auditors of the Corporation and to
       fix their remuneration, for the purpose of
       audit of any branch office(s) that may be
       opened by the Corporation outside India
       during the period until the conclusion of
       the next Annual General Meeting

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 228 and other applicable
       provisions, if any, of the Companies Act,
       1956, Messrs PKF, Chartered Accountants,
       having Registration No. 10 issued by the
       Ministry of Economy, U.A.E., be and are
       hereby appointed as branch auditors of the
       Corporation for the purpose of audit of the
       accounts of the Corporation's branch
       office(s) at Dubai, to hold office as such
       from the conclusion of this Meeting until
       the conclusion of the next Annual General
       Meeting, on such terms and conditions and
       on such remuneration, as may be fixed by
       the Board of Directors of the Corporation,
       depending upon the nature and scope of work
       of the said branch auditors

8      Resolved that Dr. J. J. Irani, who was                    Mgmt          For                            For
       appointed as an Additional Director of the
       Corporation pursuant to the provisions of
       Section 260 of the Companies Act, 1956 and
       who holds office upto the date of this
       Annual General Meeting and in respect of
       whom the Corporation has received a notice
       under Section 257 of the Companies Act,
       1956, in writing, proposing his candidature
       for the office of director, be and is
       hereby appointed as a director of the
       Corporation, liable to retire by rotation
       in accordance with the provisions of the
       Companies Act, 1956 and the Articles of
       Association of the Corporation

9      RESOLVED THAT pursuant to the provisions of               Mgmt          For                            For
       Sections 198, 269 read with Schedule XIII,
       309, 310, 311 and other applicable
       provisions, if any, of the Companies Act,
       1956, including any amendment,
       modification, variation or re-enactment
       thereof, approval of the Members of the
       Corporation be and is hereby accorded to
       revise the range of salary payable to the
       Managing Directors of the Corporation from
       the existing range of  INR 6,00,000 to  INR
       10,00,000 per month to  INR 5,00,000 to
       INR 15,00,000 per month and that of the
       Executive Directors of the Corporation from
       the existing range of  INR 3,00,000 to  INR
       6,00,000 per month to  INR 3,00,000 to  INR
       12,00,000 per month, with effect from
       January 1, 2012, with authority to the
       Board of Directors of the Corporation
       (hereinafter referred to as the 'Board'
       which term shall be CONTD

CONT   CONTD deemed to include the Nomination &                  Non-Voting
       Compensation Committee of Directors) to
       determine their salary, from time to time,
       within the said salary range. Resolved
       further that the Board be and is hereby
       authorised to do all such acts, deeds,
       matters and things and execute all such
       agreements, documents, instruments and
       writings as may be required, with power to
       settle all questions, difficulties or
       doubts that may arise in regard to this
       resolution as it may in its sole discretion
       deem fit and to delegate all or any of its
       powers herein conferred to any committee of
       directors and / or director(s) and / or
       officer(s) of the Corporation, to give
       effect to this resolution

10     Resolved that subject to the provisions of                Mgmt          For                            For
       the Foreign Exchange Management (Transfer
       or Issue of Security by a Person Resident
       Outside India) Regulations, 2000, as
       amended from time to time, and the
       provisions of other laws as may be
       applicable, consent of the Members of the
       Corporation (Members) be and is hereby
       accorded for acquiring and holding of
       equity shares of the Corporation by Foreign
       Institutional Investors (FIIs) under the
       Portfolio Investment Scheme (PIS), up to
       100% of the paid-up share capital of the
       Corporation, as approved by the Board of
       Directors (Board); Provided however that
       the shareholding of a single FII or a
       sub-account of a FII shall not at any time
       exceed 10% of the paid-up share capital of
       the Corporation or such other limit as may
       be permitted by law and approved by the
       Board. Resolved CONTD

CONT   CONTD further that the Board be and is                    Non-Voting
       hereby authorised to settle all questions,
       difficulties or doubts that may arise in
       relation to the above matter without being
       required to seek any further consent or
       approval of the Members or otherwise to the
       end and intent that the Members shall be
       deemed to have given their approval thereto
       expressly by the authority of this
       resolution. Resolved further that the Board
       be and is hereby authorised to do all such
       acts, deeds, matters and things and execute
       all such agreements, documents, instruments
       and writings as may be required, as it may
       in its sole discretion deem fit and to
       delegate all or any of its powers herein
       conferred to any committee of directors and
       / or director(s) and / or officer(s) of the
       Corporation, to give effect to this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 ICICI BANK LTD, VADODARA                                                                    Agenda Number:  704531222
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38575109
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2013
          Ticker:
            ISIN:  INE090A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Profit and Loss Account for the financial
       year ended March 31, 2013 and Balance Sheet
       as at that date together with the Reports
       of the Directors and the Auditors

2      To declare dividend on preference shares                  Mgmt          For                            For

3      To declare dividend on equity shares                      Mgmt          For                            For

4      To appoint a director in place of Mr. K. V.               Mgmt          For                            For
       Kamath, who retires by rotation and, being
       eligible, offers himself for re-appointment

5      To appoint a director in place of Dr.                     Mgmt          For                            For
       Tushaar Shah, who retires by rotation and,
       being eligible, offers himself for
       re-appointment

6      To appoint a director in place of Mr. Rajiv               Mgmt          For                            For
       Sabharwal, who retires by rotation and,
       being eligible, offers himself for
       re-appointment

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 224, 225 and other applicable
       provisions, if any, of the Companies Act,
       1956, the Banking Regulation Act, 1949 and
       subject to approval of Reserve Bank of
       India, S. R. Batliboi & Co. Limited
       Liability Partnership, Chartered
       Accountants (registration No. 301003E),
       formerly known as S. R. Batliboi & Co,
       Chartered Accountants be appointed as
       statutory auditors of the Company, to hold
       office from the conclusion of this Meeting
       until the conclusion of the next Annual
       General Meeting of the Company, on a
       remuneration (including terms of payment)
       to be fixed by the Board of Directors of
       the Company, based on the recommendation of
       the Audit Committee, plus service tax and
       such other tax(es), as may be applicable,
       and reimbursement of all out-of-pocket
       expenses in connection CONTD

CONT   CONTD with the audit of the accounts of the               Non-Voting
       Company for the year ending March 31, 2014

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 228 and other applicable
       provisions, if any, of the Companies Act,
       1956, the Banking Regulation Act, 1949 and
       subject to such regulatory approvals and
       consents as may be required, the Board of
       Directors of the Company be and is hereby
       authorised to appoint branch auditors, as
       and when required, in consultation with the
       statutory auditors, to audit the accounts
       in respect of the Company's
       branches/offices in India and abroad and to
       fix their terms and conditions of
       appointment and remuneration, based on the
       recommendation of the Audit Committee, plus
       service tax and such other tax(es), as may
       be applicable, and reimbursement of all
       out-of-pocket expenses in connection with
       the audit of the accounts of the
       branches/offices in India and abroad for
       the year ending March 31, 2014

9      Resolved that Mr. Dileep Choksi in respect                Mgmt          For                            For
       of whom the Company has received a notice
       in writing along with deposit of INR 500,
       from a Member proposing him as a candidate
       for the office of director under the
       provisions of Section 257 of   the
       Companies Act, 1956, and who is eligible
       for appointment to the office of director,
       be and is hereby appointed as a Director of
       the Company

10     Resolved that Mr. K. V. Kamath in respect                 Mgmt          For                            For
       of whom the Company has received a notice
       in writing along with deposit of INR 500,
       from a Member proposing him as a candidate
       for the office of director under the
       provisions of Section 257 of   the
       Companies Act, 1956, and who is eligible
       for appointment to the office of director,
       be appointed as a Director of the Company
       on conclusion of his term on April 30,
       2014. Resolved Further that pursuant to the
       provisions of the    Companies Act, 1956,
       the Banking Regulation Act, 1949, Articles
       of     Association of the Company and
       subject to the approval of Reserve Bank of
       India and approvals of such other
       authorities to the extent required and
       subject to such terms and conditions as may
       be prescribed while granting such
       approvals, Mr. K. V. Kamath, be
       re-appointed as non-executive Chairman of
       the CONTD

CONT   CONTD Company for a period of five years,                 Non-Voting
       effective May 1, 2014 upto April 30, 2019
       and be paid a remuneration of upto INR
       5,000,000 per annum. He will also be
       entitled to payment of sitting fees,
       maintaining of a Chairman's office at the
       Bank's expense, bearing of expenses by the
       Bank for travel on official    visits and
       participation in various forums (both in
       India and abroad) as     Chairman of the
       Bank and bearing of travel/halting/other
       expenses &     allowances by the Bank for
       attending to his duties as Chairman of the
       Bank    Resolved Further that the board be
       and is hereby authorised to do all such
       acts, deeds and things and to execute any
       document or instruction etc. as may be
       required to give effect to this Resolution

11     Resolved that subject to the applicable                   Mgmt          For                            For
       provisions of the Companies Act, 1956, the
       Banking Regulation Act, 1949 and the
       provisions of the Articles of Association
       of the Company, and subject to the approval
       of Reserve Bank of India, Ms. Chanda
       Kochhar, Managing Director & CEO, be paid
       the following revised remuneration
       effective April 1, 2013:as specified;
       Resolved further that Ms. Chanda Kochhar in
       respect of whom the Company has received a
       notice in writing along with deposit of INR
       500, from a Member proposing her as a
       candidate for the office of director under
       the provisions of Section 257 of the
       Companies Act, 1956, and who is eligible
       for appointment to the office of director,
       be appointed as a Director of the Company
       on conclusion of her term on March 31,
       2014. Resolved further that subject to the
       applicable provisions CONTD

CONT   CONTD of the Companies Act, 1956, the                     Non-Voting
       Banking Regulation Act, 1949 and the
       provisions of the Articles of Association
       of the Company, and subject to the approval
       of Reserve Bank of India, Ms. Chanda
       Kochhar, be re-appointed as the Managing
       Director & CEO of the Company, effective
       April 1, 2014 upto March 31, 2019. Resolved
       further that the Board or any Committee
       thereof, be and is hereby authorised to
       decide the remuneration (salary,
       perquisites and bonus) payable to Ms.
       Chanda Kochhar and her designation during
       her tenure as a Managing Director & CEO of
       the Company, within the terms mentioned
       above, subject to the approval of Reserve
       Bank of India where applicable, from time
       to time. Resolved further that in the event
       of absence or inadequacy of net profit in
       any financial year, the remuneration
       payable to Ms. Chanda CONTD

CONT   CONTD Kochhar shall be governed by Section                Non-Voting
       II of Part II of Schedule XIII of the
       Companies Act, 1956, or any modification(s)
       thereto. Resolved further that Ms. Chanda
       Kochhar shall not be subject to retirement
       by rotation during her tenure as the
       Managing Director & CEO. Resolved further
       that the Board be and is hereby authorised
       to do all such acts, deeds and things and
       to execute any document or instruction etc.
       as may be required to give effect to this
       Resolution

12     Resolved that subject to the applicable                   Mgmt          For                            For
       provisions of the Companies Act, 1956, the
       Banking Regulation Act, 1949 and the
       provisions of the Articles of Association
       of the Company, and subject to the approval
       of Reserve Bank of India, Mr. N. S. Kannan,
       Executive Director & Chief Financial
       Officer, be paid the following revised
       remuneration effective April 1, 2013: as
       specified: Resolved further that Mr. N. S.
       Kannan in respect of whom the Company has
       received a notice in writing along with
       deposit of INR  500, from a Member
       proposing him as a candidate for the office
       of director under the provisions of Section
       257 of the Companies Act, 1956, and who is
       eligible for appointment to the office of
       director, be appointed as a Director of the
       Company on conclusion of his term on April
       30, 2014. Resolved further that subject to
       the CONTD

CONT   CONTD applicable provisions of the                        Non-Voting
       Companies Act, 1956, the Banking Regulation
       Act, 1949 and the provisions of the
       Articles of Association of the Company, and
       subject to the approval of Reserve Bank of
       India, Mr. N. S. Kannan, be re-appointed as
       a wholetime Director (designated as
       Executive Director & Chief Financial
       Officer) of the Company, effective May 1,
       2014 upto April 30, 2019. Resolved further
       that in the event of absence or inadequacy
       of net profit in any financial year, the
       remuneration payable to Mr. N. S. Kannan
       shall be governed by Section II of Part II
       of Schedule XIII of the Companies Act,
       1956, or any modification(s) thereto.
       Resolved further that Mr. N. S. Kannan
       shall not be subject to retirement by
       rotation during his tenure as wholetime
       Director. However, in order to comply with
       the provisions of the CONTD

CONT   CONTD Articles of Association of the                      Non-Voting
       Company and the Companies Act, 1956, he
       shall be liable to retire by rotation, if,
       at any time, the number of non-rotational
       Directors exceed one-third of the total
       number of Directors. If he is re-appointed
       as Director immediately on retirement by
       rotation, he shall continue to hold office
       of wholetime Director and the retirement by
       rotation and re-appointment shall not be
       deemed to constitute a break in his
       appointment as wholetime Director. Resolved
       further that the Board or any Committee
       thereof, be and is hereby authorised to
       decide the remuneration (salary,
       perquisites and bonus) payable to Mr. N. S.
       Kannan and his designation during his
       tenure as a wholetime Director of the
       Company, within the terms mentioned above,
       subject to the approval of Reserve Bank of
       India where CONTD

CONT   CONTD applicable, from time to time.                      Non-Voting
       Resolved further that the Board be and is
       hereby authorised to do all such acts,
       deeds and things and to execute any
       document or instruction etc. as may be
       required to give effect to this Resolution

13     Resolved that subject to the applicable                   Mgmt          For                            For
       provisions of the Companies Act, 1956, the
       Banking Regulation Act, 1949 and the
       provisions of the Articles of Association
       of the Company, and subject to the approval
       of Reserve Bank of India, Mr. K. Ramkumar,
       Executive Director of the Company be paid
       the following revised remuneration
       effective April 1, 2013: as specified;
       Resolved further that Mr. K. Ramkumar in
       respect of whom the Company has received a
       notice in writing along with deposit of INR
       500, from a Member proposing him as a
       candidate for the office of director under
       the provisions of Section 257 of the
       Companies Act, 1956, and who is eligible
       for appointment to the office of director,
       be appointed as a Director of the Company
       on conclusion of his term on January 31,
       2014. Resolved further that subject to the
       applicable provisions of CONTD

CONT   CONTD the Companies Act, 1956, the Banking                Non-Voting
       Regulation Act, 1949 and the provisions of
       the Articles of Association of the Company,
       and subject to the approval of Reserve Bank
       of India, Mr. K. Ramkumar, be re-appointed
       as a wholetime Director (designated as
       Executive Director) of the Company,
       effective February 1, 2014 upto January 31,
       2019. Resolved further that in the event of
       absence or inadequacy of net profit in any
       financial year, the remuneration payable to
       Mr. K. Ramkumar shall be governed by
       Section II of Part II of Schedule XIII of
       the Companies Act, 1956, or any
       modification(s) thereto. Resolved further
       that Mr. K. Ramkumar shall not be subject
       to retirement by rotation during his tenure
       as wholetime Director. However, in order to
       comply with the provisions of the Articles
       of Association of the Company and the CONTD

CONT   CONTD Companies Act, 1956, he shall be                    Non-Voting
       liable to retire by rotation, if, at any
       time, the number of non-rotational
       Directors exceed one-third of the total
       number of Directors. If he is re-appointed
       as Director immediately on retirement by
       rotation, he shall continue to hold office
       of wholetime Director and the retirement by
       rotation and re-appointment shall not be
       deemed to constitute a break in his
       appointment as wholetime Director. Resolved
       further that the Board or any Committee
       thereof, be and is hereby authorised to
       decide the remuneration (salary,
       perquisites and bonus) payable to Mr. K.
       Ramkumar and his designation during his
       tenure as a wholetime Director of the
       Company, within the terms mentioned above,
       subject to the approval of Reserve Bank of
       India where applicable, from time to time.
       Resolved further that CONTD

CONT   CONTD the Board be and is hereby authorised               Non-Voting
       to do all such acts, deeds and things and
       to execute any document or instruction etc.
       as may be required to give effect to this
       Resolution

14     Resolved that subject to the applicable                   Mgmt          For                            For
       provisions of the Companies Act, 1956, the
       Banking Regulation Act, 1949 and the
       provisions of the Articles of Association
       of the Company, and subject to the approval
       of Reserve Bank of India, Mr. Rajiv
       Sabharwal, Executive Director be paid the
       following revised remuneration effective
       April 1, 2013:as specified; Resolved
       further that in the event of absence or
       inadequacy of net profit in any financial
       year, the remuneration payable to Mr. Rajiv
       Sabharwal shall be governed by Section II
       of Part II of Schedule XIII of the
       Companies Act, 1956, or any modification(s)
       thereto. Resolved further that the Board or
       any Committee thereof, be and is hereby
       authorised to decide the remuneration
       (salary, perquisites and bonus) payable to
       Mr. Rajiv Sabharwal and his designation
       during his tenure CONTD

CONT   CONTD as a wholetime Director of the                      Non-Voting
       Company, within the terms mentioned above,
       subject to the approval of Reserve Bank of
       India where applicable, from time to time.
       Resolved further that the Board be and is
       hereby authorised to do all such acts,
       deeds and things and to execute any
       document or instruction etc. as may be
       required to give effect to this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION OF TEXT RESOLUTIONS 9 AND 10.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS LTD, BANGALORE                                                                      Agenda Number:  704590733
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4082C133
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2013
          Ticker:
            ISIN:  INE009A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 186024 DUE TO ADDITION OF
       RESOLUTION. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1      Adoption of accounts                                      Mgmt          For                            For

2      Declaration of dividend                                   Mgmt          For                            For

3      Re-appointment of S. D. Shibulal                          Mgmt          For                            For

4      Re-appointment of Srinath Batni                           Mgmt          For                            For

5      Re-appointment of Deepak M. Satwalekar                    Mgmt          For                            For

6      Re-appointment of Dr. Omkar Goswami                       Mgmt          For                            For

7      Re-appointment of R. Seshasayee                           Mgmt          For                            For

8      Appointment of Auditors: B S R & Co.,                     Mgmt          For                            For
       Chartered Accountants

9      Appointment of Leo Puri as Director, liable               Mgmt          For                            For
       to retire by rotation

10     Appointment of N R Narayana Murthy as                     Mgmt          For                            For
       Director, liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 INFRASTRUCTURE DEVELOPMENT FINANCE CO LTD                                                   Agenda Number:  703918055
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40805114
    Meeting Type:  AGM
    Meeting Date:  09-Jul-2012
          Ticker:
            ISIN:  INE043D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at March 31, 2012, the
       Profit & Loss Account and the Cash Flow
       Statement for the financial year ended
       March 31, 2012 and the Reports of the
       Directors and the Auditors thereon

2.a    To confirm the dividend paid on unlisted                  Mgmt          For                            For
       Compulsorily Convertible Cumulative
       Preference Shares @ 6% p.a. for the period
       starting from April 1, 2011 to February 10,
       2012 (February 11, 2012 being the date of
       conversion)

2.b    To declare dividend on equity shares                      Mgmt          For                            For

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Donald Peck, who retires by rotation and
       being eligible, offers himself for
       re-appointment

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Gautam Kaji, who retires by rotation and
       being eligible, offers himself for
       re-appointment

5      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 224, 224A and other applicable
       provisions, if any, of the Companies Act,
       1956, M/s. Deloitte Haskins & Sells,
       Chartered Accountants having registration
       No. 117366W issued by the Institute of
       Chartered Accountants of India, be and are
       hereby appointed as the Auditors of the
       Company to hold office from the conclusion
       of this Annual General Meeting up to the
       conclusion of the next Annual General
       Meeting of the Company, on a remuneration
       to be fixed by the Board of Directors of
       the Company, based on the recommendation of
       the Audit Committee, in addition to
       reimbursement of all out-of-pocket expenses
       in connection with the audit of the
       accounts of the Company for the year ending
       March 31, 2013

6      Change of Name of the Company :                           Mgmt          For                            For
       Infrastructure Development Finance Company
       Limited to IDFC Limited

7      Alteration of Articles of Association of                  Mgmt          For                            For
       the Company : Article no's 124,107(c), 131,
       132(c), 141(a), 164(1), 169(a), 169(b),
       170, 206(1), 208 (3)(a)(III) and 230,
       Article 2(xxii)

8      Appointment of Ms. Marianne Okland as a                   Mgmt          For                            For
       Director

9      Appointment of Mr. Sunil Soni as a Director               Mgmt          For                            For

10     Appointment of Mr. S. S. Kohli as a                       Mgmt          For                            For
       Director

11     Re-appointment of Mr. Deepak Parekh as                    Mgmt          For                            For
       Non-Executive Chairman

12     Re-appointment and re-designation of Dr.                  Mgmt          For                            For
       Rajiv Lall as Vice Chairman & Managing
       Director

13     Re-appointment and re-designation of Mr.                  Mgmt          For                            For
       Vikram Limaye as Deputy Managing Director




--------------------------------------------------------------------------------------------------------------------------
 IRB INFRASTRUCTURE DEVELOPERS LTD, MUMBAI                                                   Agenda Number:  703986894
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y41784102
    Meeting Type:  AGM
    Meeting Date:  21-Aug-2012
          Ticker:
            ISIN:  INE821I01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Balance                Mgmt          For                            For
       Sheet as at March 31, 2012, the Profit and
       Loss Account for the year ended on that
       date including schedules & notes to
       accounts and the Report of the Directors
       and the Auditors thereon

2      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Bhalchandra K. Khare, who retires by
       rotation and, being eligible, seeks
       re-appointment

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Chandrashekhar S. Kaptan, who retires by
       rotation and, being eligible, seeks
       re-appointment

4      Resolved that M/s. S. R. Batliboi & Co.,                  Mgmt          For                            For
       Chartered Accountants (Firm Registration
       No. 301003E), be and are hereby
       re-appointed as the Statutory Auditors of
       the Company to hold office from the
       conclusion of this Annual General Meeting
       till the conclusion of the next Annual
       General Meeting on such remuneration as may
       be determined by the Board of Directors in
       consultation with the Statutory Auditors of
       the Company

5      Resolved that pursuant to Article 138 of                  Mgmt          For                            For
       the Articles of Association of the Company
       and the provisions of Sections 198, 269,
       309 and 317 read with Schedule XIII and
       other applicable provisions, if any, of the
       Companies Act, 1956, and such other
       consents and approvals as may be required,
       consent of the Company be and is hereby
       accorded for the re-appointment and terms
       of remuneration of Mr. Virendra D.
       Mhaiskar, as a Managing Director of the
       Company, not liable to retire by rotation,
       for a period of 5 (Five) years with effect
       from September 7, 2012, upon the terms and
       conditions set out in the Explanatory
       Statement annexed to the Notice convening
       this meeting with liberty to the Board of
       Directors or Remuneration Committee to
       alter and vary the terms and conditions of
       the said re-appointment in such manner as
       may be agreed to between the CONTD

CONT   CONTD Directors and Mr. Virendra D.                       Non-Voting
       Mhaiskar, provided however, the
       remuneration does not exceed the limits
       specified under Schedule XIII of the
       Companies Act, 1956, or any statutory
       modification(s) or re-enactment(s) thereof.
       Resolved further that the Board of
       Directors of the Company or Remuneration
       Committee of the Board be and is hereby
       authorised to do all acts and take such
       steps expedient, proper or desirable to
       give effect to this Resolution

6      Resolved that pursuant to Sections 198,                   Mgmt          For                            For
       269, 309 and other applicable provisions,
       if any, of the Companies Act, 1956, read
       with Schedule XIII of the said Act and any
       statutory modification(s) or
       re-enactment(s) thereof, approval of the
       Company be and is hereby accorded to the
       appointment and remuneration of Mr.
       Mukeshlal Gupta as a Whole-time Director of
       the Company, liable to retire by rotation,
       for a period of 3 (Three) years with effect
       from February 1, 2012, upon the terms and
       conditions as set out in the Explanatory
       Statement annexed to the Notice convening
       this meeting with liberty to the Board of
       Directors or Remuneration Committee to
       alter and vary the terms and conditions of
       the said re-appointment in such manner as
       may be agreed to between the Directors and
       Mr. Mukeshlal Gupta, provided however, the
       CONTD

CONT   CONTD remuneration does not exceed the                    Non-Voting
       limits specified under Schedule XIII of the
       Companies Act, 1956, or any statutory
       modification(s) or re-enactment(s) thereof.
       Resolved further that the Board of
       Directors of the Company or Remuneration
       Committee of the Board be and is hereby
       authorised to do all acts and take such
       steps expedient, proper or desirable to
       give effect to this Resolution




--------------------------------------------------------------------------------------------------------------------------
 IRB INFRASTRUCTURE DEVELOPERS LTD, MUMBAI                                                   Agenda Number:  704066186
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y41784102
    Meeting Type:  OTH
    Meeting Date:  25-Oct-2012
          Ticker:
            ISIN:  INE821I01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Ordinary Resolution under Section 293(1)(a)               Mgmt          For                            For
       of the Companies Act, 1956 for Creation of
       further mortgage and/or charge and
       hypothecation to provide security for an
       amount not exceeding Rs. 15,000 crores




--------------------------------------------------------------------------------------------------------------------------
 ITC LTD                                                                                     Agenda Number:  703943111
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4211T171
    Meeting Type:  AGM
    Meeting Date:  27-Jul-2012
          Ticker:
            ISIN:  INE154A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 993214 DUE TO RECEIPT OF
       DIRECTOR NAMES. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1      To consider and adopt the Accounts of the                 Mgmt          For                            For
       Company for the financial year ended 31st
       March, 2012, the Balance Sheet as at that
       date and the Reports of the Directors and
       Auditors thereon

2      To declare dividend of INR 4.50 Per Share                 Mgmt          For                            For
       for the financial year ended 31st March,
       2012

3.1    Re-elect A. Ruys as Director                              Mgmt          For                            For

3.2    Re-elect D.K. Mehrotra as Director                        Mgmt          For                            For

3.3    Re-elect S.B. Mathur as Director                          Mgmt          For                            For

3.4    Re-elect P.B. Ramanujam as Director                       Mgmt          For                            For

3.5    Re-elect A. Baijal as Director                            Mgmt          For                            For

4      Resolved that Messrs. Deloitte Haskins &                  Mgmt          For                            For
       Sells, Chartered Accountants (Registration
       No. 302009E), be and are hereby appointed
       as the Auditors of the Company to hold such
       office until the conclusion of the next
       Annual General Meeting to conduct the audit
       at a remuneration of INR 165,00,000/-
       payable in one or more installments plus
       service tax as applicable, and
       reimbursement of out-of-pocket expenses
       incurred

5      Resolved that Mr. Serajul Haq Khan be and                 Mgmt          For                            For
       is hereby re-appointed a Director of the
       Company, liable to retire by rotation, for
       a period of three years with effect from
       27th July, 2012, or till such earlier date
       to conform with the policy on retirement as
       may be determined by the Board of Directors
       of the Company and / or by any applicable
       statutes, rules, regulations or guidelines




--------------------------------------------------------------------------------------------------------------------------
 LARSEN & TOUBRO LTD                                                                         Agenda Number:  703984256
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5217N159
    Meeting Type:  AGM
    Meeting Date:  24-Aug-2012
          Ticker:
            ISIN:  INE018A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the Balance Sheet as                Mgmt          For                            For
       at March 31, 2012, the Profit & Loss
       Account for the year ended on that date and
       the Reports of the Board of Directors and
       Auditors thereon

2      To declare a dividend on equity shares                    Mgmt          For                            For

3      To appoint Mr. A. M. Naik as a Director                   Mgmt          For                            For
       liable to retire by rotation with effect
       from October 1, 2012 that is the date on
       which he ceases to be Managing Director of
       the Company

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Thomas Mathew T., who retires by rotation
       and is eligible for re-appointment

5      To appoint a Director in place of Mr. M. V.               Mgmt          For                            For
       Kotwal, who retires by rotation and is
       eligible for re-appointment

6      To appoint a Director in place of Mr. V. K.               Mgmt          For                            For
       Magapu, who retires by rotation and is
       eligible for re-appointment

7      To appoint a Director in place of Mr. Ravi                Mgmt          For                            For
       Uppal, who retires by rotation and is
       eligible for re-appointment

8      Mr. J. S. Bindra a Director due to retire                 Mgmt          For                            For
       by rotation at this Annual General Meeting
       is not seeking re-election and accordingly
       it is "resolved that the vacancy thereby
       caused be not filled up at this meeting or
       at any adjournment thereof

9      Resolved that pursuant to Section 269 and                 Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956, read with Schedule
       XIII of the said Act, approval be and is
       hereby granted to the appointment of Mr. A.
       M. Naik, as the Executive Chairman of the
       Company with effect from October 1, 2012
       upto and including September 30, 2017.
       resolved further that Mr. A. M. Naik, in
       his capacity as the Executive Chairman be
       paid remuneration as may be fixed by the
       Board, from time to time, within the limits
       approved by the members as per the details
       given in the explanatory statement

10     Resolved that pursuant to Section 269 and                 Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956, read with Schedule
       XIII of the said Act, approval be and is
       hereby granted to the appointment of Mr. K.
       Venkataramanan, as the Chief Executive
       Officer and Managing Director of the
       Company with effect from April 1, 2012 upto
       and including September 30, 2015. resolved
       further that Mr. K. Venkataramanan in his
       capacity as the Chief Executive Officer and
       Managing Director, be paid remuneration as
       may be fixed by the Board, from time to
       time, within the limits approved by the
       members as per the details given in the
       explanatory statement

11     Resolved that pursuant to Section 269 and                 Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956, read with Schedule
       XIII of the said Act, approval be and is
       hereby granted to the appointment of Mr. R.
       Shankar Raman, as the Whole-time Director
       of the Company with effect from October 1,
       2011 upto and including September 30, 2016.
       resolved further that Mr. R. Shankar Raman
       in his capacity as the Whole-time Director,
       be paid remuneration as may be fixed by the
       Board, from time to time, within the limits
       approved by the members as per the details
       given in the explanatory statement

12     Resolved that pursuant to Section 269 and                 Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956, read with Schedule
       XIII of the said Act, approval be and is
       hereby granted to the appointment of Mr.
       Shailendra Roy, as the Whole-time Director
       of the Company with effect from March 9,
       2012 upto and including March 8, 2017.
       resolved further that Mr. Shailendra Roy in
       his capacity as the Whole-time Director, be
       paid remuneration as may be fixed by the
       Board, from time to time, within the limits
       approved by the members as per the details
       given in the explanatory statement

13     Resolved that in supersession of all                      Mgmt          Against                        Against
       previous resolutions in this regard and in
       accordance with the provisions of Section
       81(1A) and other applicable provisions, if
       any of the Companies Act, 1956, Foreign
       Exchange Management Act, 1999, Securities
       and Exchange Board of India (Issue of
       Capital and Disclosure Requirements)
       Regulations, 2009 ('SEBI Regulations'),
       Listing Agreements entered into by the
       Company with the Stock Exchanges where the
       shares of the Company are listed, enabling
       provisions in the Memorandum and Articles
       of Association of the Company as also
       provisions of any other applicable laws,
       rules and regulations (including any
       amendments thereto or re-enactments thereof
       for the time being in force) and subject to
       such approvals, consents, permissions and
       sanctions of the Securities and Exchange
       Board of India (CONTD

CONT   CONTD SEBI), Government of India (GOI),                   Non-Voting
       Reserve Bank of India (RBI) and all other
       appropriate and/or concerned authorities,
       or bodies and subject to such conditions
       and modifications, as may be prescribed by
       any of them in granting such approvals,
       consents, permissions and sanctions which
       may be agreed to by the Board of Directors
       of the Company ('Board') (which term shall
       be deemed to include any Committee which
       the Board may have constituted or hereafter
       constitute for the time being exercising
       the powers conferred on the Board by this
       resolution), the Board be and is hereby
       authorized to offer, issue and allot in one
       or more tranches, to Investors whether
       Indian or Foreign, including Foreign
       Institutions, Non- Resident Indians,
       Corporate Bodies, Mutual Funds, Banks,
       Insurance Companies, Pensions Funds,
       Individuals or CONTD

CONT   CONTD otherwise, whether shareholders of                  Non-Voting
       the Company or not, through a public issue
       and/ or on a private placement basis,
       foreign currency convertible bonds and/or
       equity shares through depository receipts
       and/or bonds with share warrants attached
       including by way of Qualified Institutional
       Placement ('QIP'), to Qualified
       Institutional Buyers ('QIB') in terms of
       Chapter VIII of the SEBI Regulations,
       through one or more placements of equity
       shares/fully convertible debentures (FCDs)/
       partly convertible debentures
       (PCDs)/non-convertible debentures (NCDs)
       with warrants or any securities (other than
       warrants) which are convertible into or
       exchangeable with equity shares at a later
       date (hereinafter collectively referred to
       as "Securities"), secured or unsecured so
       that the total amount raised through issue
       of the Securities CONTD

CONT   CONTD shall not exceed USD 600 mn or INR                  Non-Voting
       3200 crore, if higher (including green shoe
       option) as the Board may determine, where
       necessary in consultation with the Lead
       Managers, Underwriters, Merchant Bankers,
       Guarantors, Financial and/or Legal
       Advisors, Rating Agencies / Advisors,
       Depositories, Custodians, Principal Paying
       / Transfer Conversion agents, Listing
       agents, Registrars, Trustees, Printers,
       Auditors, Stabilizing agents and all other
       Agencies/Advisors. resolved further that
       for the purpose of giving effect to the
       above, the Board be and is hereby also
       authorised to determine the form, terms and
       timing of the issue(s), including the class
       of investors to whom the Securities are to
       be allotted, number of Securities to be
       allotted in each tranche, issue price, face
       value, premium amount in issue/ conversion/
       exerciseCONTD

CONT   CONTD / redemption, rate of interest,                     Non-Voting
       redemption period, listings on one or more
       stock exchanges in India or abroad as the
       Board may in its absolute discretion deems
       fit and to make and accept any
       modifications in the proposals as may be
       required by the authorities involved in
       such issue(s) in India and/or abroad, to do
       all acts, deeds, matters and things and to
       settle any questions or difficulties that
       may arise in regard to the issue(s).
       resolved further that in case of QIP issue
       it shall be completed within 12 months from
       the date of this Annual General Meeting.
       resolved further that in case of QIP issue
       the relevant date for determination of the
       floor price of the Equity Shares to be
       issued shall be- i) in case of allotment of
       equity shares, the date of meeting in which
       the Board decides to open the proposed
       issue iiCONTD

CONT   CONTD ) in case of allotment of eligible                  Non-Voting
       convertible securities, either the date of
       the meeting in which the Board decides to
       open the issue of such convertible
       securities or the date on which the holders
       of such convertible securities become
       entitled to apply for the equity shares, as
       may be determined by the Board. resolved
       further that the Equity Shares so issued
       shall rank pari passu with the existing
       Equity Shares of the Company in all
       respects. resolved further that the Equity
       Shares to be offered and allotted shall be
       in dematerialized form. resolved further
       that for the purpose of giving effect to
       any offer, issue or allotment of Securities
       the Board, be and is hereby authorised on
       behalf of the Company to do all such acts,
       deeds, matters and things as it may, in
       absolute discretion, deem necessary or
       desirable CONTD

CONT   CONTD for such purpose, including without                 Non-Voting
       limitation, the determination of the terms
       thereof, for entering into arrangements for
       managing, underwriting, marketing, listing
       and trading, to issue placement documents
       and to sign all deeds, documents and
       writings and to pay any fees, commissions,
       remuneration, expenses relating thereto and
       with power on behalf of the Company to
       settle all questions, difficulties or
       doubts that may arise in regard to such
       offer(s) or issue(s) or allotment(s) as it
       may, in its absolute discretion, deem fit.
       resolved further that the Board be and is
       hereby authorised to appoint Lead
       Manager(s) in offerings of Securities and
       to remunerate them by way of commission,
       brokerage, fees or the like and also to
       enter into and execute all such
       arrangements, agreements, memoranda,
       documents, etc. with CONTD

CONT   CONTD Lead Manager(s) and to seek the                     Non-Voting
       listing of such securities. resolved
       further that the Company do apply for
       listing of the new Equity Shares as may be
       issued with the Bombay Stock Exchange
       Limited and National Stock Exchange of
       India Limited or any other Stock
       Exchange(s). resolved further that the
       Company do apply to the National Securities
       Depository Limited and/or Central
       Depository Services (India) Limited for
       admission of the Securities. resolved
       further that the Board be and is hereby
       authorised to create necessary charge on
       such of the assets and properties (whether
       present or future) of the Company in
       respect of Securities and to approve,
       accept, finalize and execute facilities,
       sanctions, undertakings, agreements,
       promissory notes, credit limits and any of
       the documents and papers in connection with
       the CONTD

CONT   CONTD issue of Securities. resolved further               Non-Voting
       that the Board be and is hereby authorised
       to delegate all or any of the powers herein
       conferred to a Committee of Directors in
       such manner as they may deem fit

14     Resolved that the Company's Auditors, M/s                 Mgmt          For                            For
       Sharp & Tannan, Chartered Accountants (ICAI
       Registration No. 109982W), who hold office
       upto the date of this Annual General
       Meeting but, being eligible, offer
       themselves for re-appointment, be and are
       hereby re-appointed as Auditors of the
       Company including all its branch offices
       for holding the office from the conclusion
       of this Meeting until the conclusion of the
       next Annual General Meeting at a
       remuneration of INR 108,00,000/-(Rupees One
       Crore Eight Lakh Only) exclusive of
       service tax, traveling and other out of
       pocket expenses

       PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION IN TEXT OF RESOLUTION 14. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LUPIN LTD                                                                                   Agenda Number:  703950964
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5362X101
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2012
          Ticker:
            ISIN:  INE326A01037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider, approve and adopt the               Mgmt          For                            For
       audited balance sheet as at March 31, 2012,
       statement of profit and loss for the year
       ended on that date and reports of directors
       and auditors

2      To declare dividend for the year ended                    Mgmt          For                            For
       March 31, 2012

3      To appoint a director in place of Dr. Vijay               Mgmt          For                            For
       Kelkar, who retires by rotation and is
       eligible for re-appointment

4      To appoint a director in place of Mr.                     Mgmt          For                            For
       Richard Zahn, who retires by rotation and
       is eligible for re-appointment

5      To appoint a director in place of Mr. R. A.               Mgmt          For                            For
       Shah, who retires by rotation and is
       eligible for re-appointment

6      To appoint auditors to hold office from the               Mgmt          For                            For
       conclusion of Thirtieth Annual General
       Meeting till the conclusion of the next
       Annual General Meeting and to fix their
       remuneration

       PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION IN THE TEXT OF RESOLUTION 6.IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 LUPIN LTD                                                                                   Agenda Number:  704166784
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5362X101
    Meeting Type:  OTH
    Meeting Date:  12-Dec-2012
          Ticker:
            ISIN:  INE326A01037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Re-appointment of Dr. Kamal K. Sharma for a               Mgmt          For                            For
       period of three years effective September
       29, 2012 as Managing Director of the
       Company or other mutually agreed capacity
       and approval of remuneration payable to him




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA & MAHINDRA LTD                                                                     Agenda Number:  703961171
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54164150
    Meeting Type:  AGM
    Meeting Date:  08-Aug-2012
          Ticker:
            ISIN:  INE101A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the audited Balance                  Mgmt          For                            For
       Sheet as at 31st March, 2012 and the
       Statement of Profit and Loss for the year
       ended on that date and the Reports of the
       Directors and the Auditors thereon

2      To declare a dividend on Ordinary (Equity)                Mgmt          For                            For
       Shares

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Deepak S. Parekh who retires by rotation
       and, being eligible, offers himself for
       re-election

4      To appoint a Director in place of Mr. A. K.               Mgmt          For                            For
       Nanda who retires by rotation and, being
       eligible, offers himself for re-election

5      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Narayanan Vaghul who retires by rotation
       and, being eligible, offers himself for
       re-election

6      To appoint a Director in place of Mr. R. K.               Mgmt          For                            For
       Kulkarni who retires by rotation and, being
       eligible, offers himself for re-election

7      Resolved that pursuant to section 224 of                  Mgmt          For                            For
       the Companies Act, 1956, Messrs Deloitte
       Haskins & Sells, Chartered Accountants
       (ICAI Registration Number 117364W), the
       retiring Auditors of the Company, be
       re-appointed as Auditors of the Company to
       hold office from the conclusion of this
       Annual General Meeting, until the
       conclusion of the next Annual General
       Meeting of the Company at a remuneration to
       be determined by the Board of Directors of
       the Company in addition to out of pocket
       expenses as may be incurred by them during
       the course of the Audit

8      Resolved that Dr. Vishakha N. Desai, who                  Mgmt          For                            For
       was appointed by the Board of Directors as
       an Additional Director of the Company with
       effect from 30th May, 2012 and who holds
       office upto the date of this Annual General
       Meeting of the Company in terms of section
       260 of the Companies Act, 1956 ("the Act")
       and in respect of whom the Company has
       received a Notice in writing from a Member
       under section 257 of the Act proposing her
       candidature for the office of Director of
       the Company, be appointed a Director of the
       Company, liable to retire by rotation

9      Resolved that Mr. Vikram Singh Mehta, who                 Mgmt          For                            For
       was appointed by the Board of Directors as
       an Additional Director of the Company with
       effect from 30th May, 2012 and who holds
       office upto the date of this Annual General
       Meeting of the Company in terms of section
       260 of the Companies Act, 1956 ("the Act")
       and in respect of whom the Company has
       received a Notice in writing from a Member
       under section 257 of the Act proposing his
       candidature for the office of Director of
       the Company, be appointed a Director of the
       Company, liable to retire by rotation

10     Resolved that pursuant to the provisions of               Mgmt          For                            For
       sections 198, 269, 309, 310, 311 and all
       other applicable provisions of the
       Companies Act, 1956 ("the Act") (including
       any statutory modification or re-enactment
       thereof for the time being in force) read
       with Schedule XIII of the Act and subject
       to the approval of the Central Government,
       if necessary, and such other approvals,
       permissions and sanctions, as may be
       required and subject to such conditions and
       modifications, as may be prescribed or
       imposed by any of the authorities while
       granting such approvals, permissions and
       sanctions, approval of the Company be
       accorded to the re-appointment of Mr. Anand
       G. Mahindra as the Managing Director of the
       Company designated as Vice-Chairman &
       Managing Director for a period of 5 years
       with effect from 4th April, 2012 to 3rd
       April, 2017 CONTD

CONT   CONTD on a salary of Rs. 8,29,200 per month               Non-Voting
       in the scale of Rs. 8,00,000 to Rs.
       25,00,000 per month. Further resolved that
       the approval of the Company be accorded to
       the Board of Directors of the Company
       (hereinafter referred to as the 'Board'
       which term shall be deemed to include any
       duly authorised Committee thereof, for the
       time being exercising the powers conferred
       on the Board by this Resolution) to revise
       the basic salary payable to Mr. Anand G.
       Mahindra, designated as Vice-Chairman &
       Managing Director (hereinafter referred to
       as "the appointee") within the
       abovementioned scale of salary. Further
       resolved that the perquisites (including
       allowances) payable or allowable and
       commission to the appointee be as
       specified. Further resolved that where in
       any financial year during CONTD

CONT   CONTD the currency of the tenure of the                   Non-Voting
       appointee, the Company has no profits or
       its profits are inadequate, the Company may
       pay to the appointee, the above
       remuneration as the minimum remuneration
       for a period not exceeding 3 years from the
       date of appointment by way of salary,
       perquisites and other allowances and
       benefits as specified above subject to
       receipt of the requisite approvals, if any.
       Further resolved that for the purpose of
       giving effect to this Resolution, the Board
       be authorised to do all such acts, deeds,
       matters and things as it may, in its
       absolute discretion, deem necessary, proper
       or desirable and to settle any questions,
       difficulties or doubts that may arise in
       this regard and further to execute all
       necessary documents, applications, returns
       and writings as may be necessary, proper,
       desirable or expedient

11     Resolved that pursuant to the provisions of               Mgmt          For                            For
       sections 198, 269, 309, 310, 311 and all
       other applicable provisions of the
       Companies Act, 1956 ("the Act") (including
       any statutory modification or re-enactment
       thereof for the time being in force) read
       with Schedule XIII of the Act and subject
       to the approval of the Central Government,
       if necessary, and such other approvals,
       permissions and sanctions, as may be
       required and subject to such conditions and
       modifications, as may be prescribed or
       imposed by any of the authorities while
       granting such approvals, permissions and
       sanctions, approval of the Company be
       accorded to the re-appointment of Mr.
       Bharat Doshi as the Executive Director of
       the Company designated as Executive
       Director and Group Chief Financial Officer
       with effect from 28th August 2012 to 31st
       March, 2015 on a CONTD

CONT   CONTD salary of Rs.7,83,500 per month in                  Non-Voting
       the scale of Rs.7,00,000 to Rs.15,00,000
       per month. Further resolved that the
       approval of the Company be accorded to the
       Board of Directors of the Company
       (hereinafter referred to as the 'Board'
       which term shall be deemed to include any
       duly authorised Committee thereof, for the
       time being exercising the powers conferred
       on the Board by this Resolution) to revise
       the basic salary payable to Mr. Bharat
       Doshi, designated as Executive Director and
       Group Chief Financial Officer (hereinafter
       referred to as "the appointee") within the
       above mentioned scale of salary. Further
       resolved that the perquisites (including
       allowances) payable or allowable and
       commission to the appointee be as
       specified. Further resolved that where in
       any financial year during CONTD

CONT   CONTD the currency of the tenure of the                   Non-Voting
       appointee, the Company has no profits or
       its profits are inadequate, the Company may
       pay to the appointee, the above
       remuneration as the minimum remuneration
       during the term of his appointment by way
       of salary, perquisites and other allowances
       and benefits as specified above subject to
       receipt of requisite approvals, if any.
       Further resolved that for the purpose of
       giving effect to this Resolution, the Board
       be authorised to do all such acts, deeds,
       matters and things as it may, in its
       absolute discretion, deem necessary, proper
       or desirable and to settle any questions,
       difficulties or doubts that may arise in
       this regard and further to execute all
       necessary documents, applications, returns
       and writings as may be necessary, proper,
       desirable or expedient

12     Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 31 and all other applicable
       provisions, if any, of the Companies Act,
       1956 and Rules framed thereunder and the
       provisions of other statutes as applicable
       and subject to such approvals, consents,
       permissions and sanctions as may be
       necessary from the appropriate authorities
       or bodies, the existing Articles of
       Association of the Company be amended as
       under: i) The specified Article be inserted
       after existing Article 78 as Article 78A.
       ii) The specified Article be inserted after
       existing Article 145 as Article 145A. iii)
       The specified proviso be inserted after the
       existing Article 146. iv) The specified
       article be inserted after the existing
       article 206(2) as article 206(3). Further
       resolved that the Board CONTD

CONT   CONTD of Directors of the Company                         Non-Voting
       (hereinafter referred to as the 'Board'
       which term shall be deemed to include any
       Committee or any person which the Board may
       constitute/ nominate to exercise its
       powers, including the powers conferred by
       this Resolution) be authorised to carry out
       the abovementioned amendments in the
       existing Articles of Association of the
       Company and that the Board may take all
       such steps as may be necessary to give
       effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA HOLIDAYS & RESORTS INDIA LTD, CHENNAI                                              Agenda Number:  703957780
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54163103
    Meeting Type:  AGM
    Meeting Date:  25-Jul-2012
          Ticker:
            ISIN:  INE998I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive and adopt the audited Balance                  Mgmt          For                            For
       Sheet as on 31st March, 2012 and the
       Statement of Profit and Loss for the year
       ended on that date and the Reports of the
       Directors and the Auditors thereon

2      To declare a Dividend on Equity Shares                    Mgmt          For                            For

3      To appoint a Director in place of Mr. Cyrus               Mgmt          For                            For
       J Guzder who retires by rotation and, being
       eligible, offers himself for re-election

4      To appoint a Director in place of Mr. A K                 Mgmt          For                            For
       Nanda who retires by rotation and, being
       eligible, offers himself for re-election

5      Resolved that pursuant to Section 224 of                  Mgmt          For                            For
       the Companies Act, 1956, Messrs. Deloitte
       Haskins & Sells, Chartered Accountants,
       Chennai (ICAI Registration Number 008072S),
       the retiring Auditors of the Company, be
       re-appointed as Auditors of the Company to
       hold office from the conclusion of this
       Annual General Meeting, until the
       conclusion of the next Annual General
       Meeting of the Company at a remuneration to
       be determined by the Board in addition to
       out of pocket expenses as may be incurred
       by them during the course of the Audit

6      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 61 and other applicable provisions,
       if any, of the Companies Act, 1956, as
       amended and other applicable rules,
       regulations, guidelines and other statutory
       provisions for the time being in force,
       approval of the Members of the Company be
       accorded to the Board of Directors
       (hereinafter called the "Board" which term
       shall be deemed to include any Committee
       which the Board may have constituted or
       hereinafter constitute to exercise its
       powers including the powers conferred by
       this Resolution), to vary, alter, modify or
       extend the period of utilisation of the
       proceeds from the Company's Initial Public
       Offering ("IPO") as indicated in the
       Prospectus dated 27th June, 2009 filed by
       the Company with the Registrar of
       Companies, Tamil Nadu, Chennai (the
       "Prospectus") by a further CONTD

CONT   CONTD period of two years from 15th July,                 Non-Voting
       2012, being the expiry period of three
       years from the date of listing of equity
       shares on the stock exchanges, and utilise
       the proceeds for the Project(s) specified
       in the Prospectus, as amended/revised by
       the shareholders at the Annual General
       Meeting held on 25th July, 2011. Resolved
       further that for the purpose of giving
       effect to this Resolution, the Board be
       authorized to do all such acts, deeds,
       matters and things, deal with such matters,
       take necessary steps in the matter as the
       Board may in its absolute discretion deem
       necessary, desirable or expedient and to
       settle any question that may arise in this
       regard and incidental thereto, without
       being required to seek any further consent
       or approval of the Members or otherwise to
       the end and intent that the Members shall
       be CONTD

CONT   CONTD deemed to have given their approval                 Non-Voting
       thereto expressly by the authority of this
       resolution. Resolved further that the Board
       be authorised to delegate all or any of the
       powers herein conferred to any Committee of
       Directors or Company Secretary or any other
       Officer(s) / Authorised Representative(s)
       of the Company to give effect to the
       aforesaid resolution

7      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 31 and all other applicable
       provisions, if any, of the Companies Act,
       1956 and Rules framed thereunder and the
       provisions of other statutes as applicable
       and subject to such approvals, consents,
       permissions and sanctions as may be
       necessary from the appropriate authorities
       or bodies, the existing Articles of
       Association of the Company be amended as
       under: i) The new Article 120A be inserted
       after the existing Article 120; ii) The new
       Article 209A be inserted after the existing
       Article 209; iii) The specified provison be
       inserted after the  existing Article 211;
       iv) The new Article 275(3) be inserted
       after the  existing Article 275(2). CONTD

CONT   CONTD Resolved further that the Board of                  Non-Voting
       Directors of the Company (hereinafter
       referred to as the 'Board' which term shall
       be deemed to include any Committee or any
       person which the Board may constitute/
       nominate to exercise its powers, including
       the powers by this Resolution) be
       authorised to carry out the abovementioned
       amendments in the existing Articles of
       Association of the Company and that the
       Board may take all such steps as may be
       necessary to give effect to this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION IN TEXT OF RESOLUTION 7. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA HOLIDAYS & RESORTS INDIA LTD, CHENNAI                                              Agenda Number:  704248776
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54163103
    Meeting Type:  EGM
    Meeting Date:  23-Feb-2013
          Ticker:
            ISIN:  INE998I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Further Issue of Shares                                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 MANGALORE REFINERY & PETROCHEMICALS LTD                                                     Agenda Number:  703995502
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5763P137
    Meeting Type:  AGM
    Meeting Date:  15-Sep-2012
          Ticker:
            ISIN:  INE103A01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       Balance Sheet as at 31st March,2012, the
       Statement of Profit and Loss for the year
       ended on that date including Schedules
       thereto and the reports of the Board of
       Directors, Auditors and Comptroller and
       Auditor General of India thereon

2      To confirm the payment of Dividend on                     Mgmt          For                            For
       Preference Shares for the Financial Year
       ended 31st March, 2012

3      To declare Dividend on Equity Shares for                  Mgmt          For                            For
       the Financial Year ended 31st March, 2012

4      To appoint a Director in place of Dr. A.K.                Mgmt          For                            For
       Rath who retires from office by rotation
       and being eligible offers himself for
       re-appointment

5      To fix and / or to determine the payment of               Mgmt          For                            For
       remuneration to the Joint Statutory
       Auditors of the Company to be appointed by
       the Comptroller and Auditor General of
       India for auditing the accounts of the
       Company for the Financial Year 2012-13

6      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Section 257, 260 and all other applicable
       provisions, if any, of the Companies Act,
       1956, Dr. D.Chandrasekharam be and is
       hereby elected and appointed as a Director
       of the Company liable to retire by rotation

7      Resolved that pursuant to Section 31 and                  Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956, Article 27(1) of
       Articles of Association of the Company, be
       and is hereby deleted and substituted by
       the following: "Notwithstanding anything
       contained in the Articles, the Company
       shall have the power to purchase any of its
       own shares or other specified securities as
       it may consider necessary subject to such
       limits upon such terms and conditions and
       in accordance with the provisions of
       Sections 77A, 77B and other applicable
       provisions of the Companies Act, 1956 for
       the time being in force and the
       corresponding provisions, rules,
       regulations and guidelines on Buy-back of
       Securities prescribed by the Securities and
       Exchange Board of India (SEBI) and/or by
       the Central Government provided that,
       nothing CONTD

CONT   CONTD herein contained shall be deemed to                 Non-Voting
       affect the provisions of Sections 100 to
       104 and Section 402 of the Act in sofar as
       and to the extent they are applicable."

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION IN RESOLUTION 7. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 MARUTI SUZUKI INDIA LTD                                                                     Agenda Number:  703994156
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7565Y100
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2012
          Ticker:
            ISIN:  INE585B01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       balance sheet as at 31st March 2012 and
       profit and loss account for the financial
       year ended on that date together with the
       reports of the directors and auditors
       thereon

2      To declare dividend on equity shares                      Mgmt          For                            For

3      To appoint a director in place of Mr.                     Mgmt          For                            For
       R.C.Bhargava, who retires by rotation and
       being eligible, offers himself for
       re-appointment

4      To appoint a director in place of Mr.                     Mgmt          For                            For
       Kazuhiko Ayabe, who retires by rotation and
       being eligible, offers himself for
       re-appointment

5      To appoint a director in place of Ms.                     Mgmt          For                            For
       Pallavi Shroff, who retires by rotation and
       being eligible, offers herself for
       re-appointment

6      Resolved that pursuant to section 224 and                 Mgmt          For                            For
       other applicable provisions of the
       Companies Act, 1956, M/s Price Waterhouse
       (Registration No. FRN301112E), Chartered
       Accountants, the retiring auditors of the
       Company, having offered themselves for
       re-appointment, be and are hereby
       re-appointed as the auditors of the Company
       to hold office from the conclusion of the
       31st annual general meeting upto the
       conclusion of the 32nd annual general
       meeting of the Company at a remuneration to
       be fixed by the board and reimbursement of
       out of pocket expenses incurred in
       connection with the audit

7      Appointment of Additional Director: Mr.                   Mgmt          For                            For
       Kinji Saito

8      Payment of commission to non-executive                    Mgmt          For                            For
       directors

9      Re-appointment of Mr. Shuji Oishi as                      Mgmt          For                            For
       Director & Managing Executive Officer
       (Marketing & Sales)

10     Appointment of Mr. Kazuhiko Ayabe as                      Mgmt          For                            For
       Director & Managing Executive Officer
       (Supply Chain)




--------------------------------------------------------------------------------------------------------------------------
 MARUTI SUZUKI INDIA LTD                                                                     Agenda Number:  704056503
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7565Y100
    Meeting Type:  CRT
    Meeting Date:  29-Sep-2012
          Ticker:
            ISIN:  INE585B01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR
       RESOLUTION "1". THANK YOU.

1      For the purpose of considering, and if                    Mgmt          For                            For
       thought fit, approving with or without
       modification(s), the Scheme of Amalgamation
       between Suzuki Powertrain India Limited and
       Maruti Suzuki India Limited and their
       respective shareholders and creditors (the
       "Scheme") and at such meeting and any
       adjournment thereof

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE                   Non-Voting
       CHANGE IN MEETING TIME FROM 11:00 TO 15:00.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MULTI COMMODITY EXCHANGE OF INDIA LTD, MUMBAI                                               Agenda Number:  704041095
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5S057101
    Meeting Type:  AGM
    Meeting Date:  26-Sep-2012
          Ticker:
            ISIN:  INE745G01035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet as at March 31, 2012 and the
       Profit and Loss Account for the year ended
       on that date and the reports of the Board
       of Directors and Auditors thereon

2      To confirm the payment of interim dividend                Mgmt          For                            For
       on Equity Shares for the financial year
       2011-12 and to declare a final dividend on
       Equity Shares for the financial year ended
       March 31, 2012

3      To appoint a Director in place of Mr. Paras               Mgmt          For                            For
       Ajmera who retires by rotation and being
       eligible, offers himself for re-appointment

4      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Lambertus Rutten who retires and being
       eligible, offers himself for re-appointment

5      To appoint a Director in place of Mr. P.                  Mgmt          For                            For
       Satish who retires and being eligible,
       offers himself for re-appointment

6      Resolved that, in place of retiring                       Mgmt          For                            For
       Auditors, M/s. B S R and Company, Chartered
       Accountants, Mumbai, (Registration no.
       128900W), who do not wish to seek
       re-appointment, M/s. Deloitte Haskins &
       Sells, Chartered Accountants, Mumbai
       (Registration no. 117366W) be and are
       hereby appointed as Statutory Auditors of
       the Company to hold office from the
       conclusion of this Meeting until the
       conclusion of next Annual General Meeting,
       on such remuneration and reimbursement of
       out-of-pocket expenses as may be
       recommended by the Audit Committee and
       approved by the Board of Directors of the
       Company. Resolved further that the Board be
       and is hereby authorised to do all such
       acts, matters, deeds and things as may be
       necessary to implement this resolution

7      Resolved that Mr. Shreekant Javalgekar, who               Mgmt          For                            For
       was appointed by the Board of Directors of
       the Company as an Additional Director on
       June 28, 2012 and who in terms of Section
       260 of the Companies Act, 1956 and Article
       30 of the Articles of Association of the
       Company holds office upto the date of this
       Annual General Meeting and in respect of
       whom the Company has received a notice in
       writing from a member of the Company under
       Section 257 of the Companies Act, 1956
       proposing his candidature for the office of
       the Director, be and is hereby appointed a
       Director of the Company

8      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 198, 269 read with Schedule XIII.
       309, 310, 311 and other applicable
       provisions, if any, of the Companies Act,
       1956 (the Act), Including any amendment(s),
       modification(s), variation(s) or
       re-enactment(s) thereof, and the approval
       of Forward Markets Commission (FMC) dated
       July 3, 2012, consent of the Company be and
       is hereby accorded to the appointment of
       Mr. Shreekant Javalgekar as the Managing
       Director and Chief Executive Officer (MD &
       CEO) of the Company for a period of 3 years
       commencing from July 01, 2012, not liable
       to retire by rotation, upon such terms and
       conditions including remuneration, as
       approved by the Board and FMC, more
       particularly set out in the Explanatory
       Statement to this Notice, with liberty and
       powers to the Board of Directors (which
       shall include CONTD

CONT   CONTD Remuneration Committee of the Board                 Non-Voting
       of Directors or any other Committee of the
       Board, duly authorised by the Board and
       exercising the powers conferred on the
       Board by this Resolution) to grant
       increments and/or to alter and vary from
       time to time the terms and conditions of
       his appointment and remuneration as set out
       in the Explanatory Statement to this
       Notice, without further reference to the
       Shareholders, in accordance with the rules
       and policies of the Company or as may be
       decided by the Board, subject to FMC's
       approval and applicable provisions of
       Schedule XIII of the Act. Resolved further
       that in case of absence or inadequacy of
       profits in any financial year during the
       term of office of Mr. Shreekant Javalgekar,
       he shall be entitled to salary, allowances,
       perquisites and benefits as per the rules
       of the Company, CONTD

CONT   CONTD which shall be governed by and                      Non-Voting
       subject to the ceilings prescribed under
       Section II of Part II Schedule XIII to the
       Companies Act, 1956, or any other
       amendment(s), modification(s), variation(s)
       or re-enactment(s) thereof, as minimum
       remuneration. Resolved further that the
       Board be and is hereby authorised to do all
       such acts, deeds, matters, and things and
       execute all such agreements, documents,
       Instruments and writings as may be
       required, with power to settle all
       questions, difficulties or doubts that may
       arise in regard to the said appointment as
       it may in its sole and absolute discretion
       deem fit and to delegate all or any of its
       powers herein conferred to any director(s)
       and/or officer(s) of the Company, to give
       effect to this resolution

9      Resolved that pursuant to clause 22.2A and                Mgmt          For                            For
       other applicable provisions of the
       Securities and Exchange Board of India
       (Employee Stock Option Scheme and Employee
       Stock Purchase Scheme) Guidelines 1999
       (SEBI Guidelines), as amended from time to
       time, the Shareholders hereby ratify and
       confirm the pre-IPO Scheme of the Company,
       "the Employee Stock Option Scheme - 2008
       (ESOP-2008)," framed prior to its IPO and
       prior to the listing of its equity shares
       through the Trust route, being in
       conformity with the said SEBI Guidelines,
       including the options granted/to be
       granted, options exercised, options
       outstanding for exercise, shares
       transferred/allotted by ESOP Trust against
       exercise of options, the revision in
       maximum exercise period of one year for the
       fresh options granted on October 24, 2011
       or to be granted, the revision in CONTD

CONT   CONTD vesting period hereinafter, if any,                 Non-Voting
       pursuant to the said Scheme and all acts,
       deeds, things done/to be done by the
       Compensation Committee of the Board
       pursuant to the powers conferred on it by
       the Company

10     Resolved that subject to the approval of                  Mgmt          For                            For
       the Central Government pursuant to Section
       21 and other applicable provisions, if any,
       of the Companies Act, 1956 and the approval
       of forward Markets Commission (FMC), the
       name of the Company be changed from Multi
       Commodity Exchange of India Limited to "MCX
       Limited" and that the change of name be
       effective from the date of Issue of new
       Certificate of Incorporation by Registrar
       of Companies, Maharashtra, Mumbai and
       accordingly, the name of Multi Commodity
       Exchange of India Limited wherever it
       occurs in the Memorandum and Articles of
       Association of the Company, all applicable
       statutory and other documents be
       substituted by the changed name - MCX
       Limited. Resolved further that any of the
       Directors and / or Company Secretary, be
       and are hereby severally authorised to do
       all such acts, CONTD

CONT   CONTD deeds, matters, and things and                      Non-Voting
       execute all such agreements, documents,
       instruments and writings as may be
       required, with power to settle all
       questions, difficulties or doubts that may
       arise in regard to the name change, as It
       may in its sole and absolute discretion
       deem fit to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 NTPC LTD                                                                                    Agenda Number:  704456880
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6206E101
    Meeting Type:  CRT
    Meeting Date:  24-May-2013
          Ticker:
            ISIN:  INE733E01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR
       RESOLUTION "1". THANK YOU.

1      For the purpose of considering and, if                    Mgmt          For                            For
       thought fit, approving with or without
       modification(s) the Scheme of Amalgamation
       of NTPC Hydro Limited ( the Transferor
       Company) with NTPC Limited (the Applicant/
       Transferee Company ) and at such meeting
       and any adjournment thereof




--------------------------------------------------------------------------------------------------------------------------
 PETRONET LNG LTD                                                                            Agenda Number:  703943642
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y68259103
    Meeting Type:  AGM
    Meeting Date:  04-Jul-2012
          Ticker:
            ISIN:  INE347G01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 998569 DUE TO SPLITTING OF
       RESOLUTION. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet as on 31st March, 2012,
       Statement of Profit and Loss for the year
       ended 31st March, 2012, together with
       Report of Directors and Statutory Auditors
       thereon

2      To declare a dividend for the financial                   Mgmt          For                            For
       year ended 31st March, 2012

3.1    Reelect B.C. Tripathi as Director                         Mgmt          For                            For

3.2    Reelect Dominique PELLOUX-PRAYER as                       Mgmt          For                            For
       Director

3.3    Reelect Tapan Ray as Director                             Mgmt          For                            For

4      Resolved That pursuant to the provisions of               Mgmt          For                            For
       Section 224A and other applicable
       provisions, if any, of the Companies Act,
       1956, M/s T. R. Chadha & Co., Chartered
       Accountants (Regn. No. 006711N), New Delhi,
       be and are hereby appointed as Statutory
       Auditors of the Company to hold office from
       the conclusion of the Fourteenth Annual
       General Meeting till the conclusion of the
       next Annual General Meeting at a
       remuneration of Rs. 8 Lacs plus out of
       pocket expenses and applicable service tax

5      Resolved that pursuant to Article 111 of                  Mgmt          For                            For
       Articles of Association of the Company and
       the provisions of Section 198, 269, 309 and
       the provisions of Schedule XIII and all
       other applicable provisions of the
       Companies Act, 1956 and subject to approval
       of the Central Government, if required and
       such alterations / modifications, if any,
       that may be affected by the above mentioned
       body in that behalf, approval of the
       Members be and is hereby accorded to the
       appointment of Shri R. K. Garg as Director
       (Finance) for a period of five years w.e.f.
       20th July, 2011 on the terms and conditions
       as stated in Explanatory Statement, with
       liberty to the Board of Directors to alter
       and vary the terms and conditions of
       appointment and/or remuneration, subject to
       the same not exceeding the limits specified
       under Schedule XIII of the Companies Act,
       1956 or any statutory modification(s) or
       re-enactment thereof

6      Resolved that Shri Sudhir Vasudeva, Nominee               Mgmt          For                            For
       Director of Oil and Natural Gas Corporation
       Ltd. (ONGC), who has been appointed as an
       Additional Director of the Company by Board
       of Directors under Section 260 of the
       Companies Act, 1956 and who holds office up
       to the date of this Annual General Meeting
       and in respect of whom the Company has
       received a notice in writing proposing his
       candidature for the office of Director
       under Section 257 of the Companies Act,
       1956, be and is hereby appointed as
       Director of the Company liable to retire by
       rotation

7      Resolved that pursuant to a notice received               Mgmt          For                            For
       in writing from Shri B. S. Iyer, a Member
       of the Company, signifying his candidature
       for the office of Director under Section
       257 of the Companies Act, 1956, be and is
       hereby appointed as a Director of the
       Company, liable to retire by rotation

8      Resolved That in accordance with the                      Mgmt          For                            For
       provisions in the Memorandum and Articles
       of Association of the Company and the
       applicable provisions of the Companies Act,
       1956 (hereinafter referred to as the "Act")
       and subject to compliance, if  required,
       with the provisions of the Securities and
       Exchange Board of India ( Employee Stock
       Option Scheme and Employee Stock Purchase
       Scheme) Guidelines, 1 999,(hereinafter
       referred to as the "SEBI ESOP Guidelines")
       including any stat utory modification(s) or
       re-enactment of the Act or SEBI ESOP
       Guidelines, for the time being in force,
       and all other regulations / guidelines
       prescribed by any other relevant Authority,
       from time to time to the extent applicable,
       and subject to such other approvals,
       permissions or sanctions as may be
       necessary including conditions and
       modifications as may be prescribed or
       imposed while g ranting such approvals,
       permissions and sanctions which may be
       agreed to by th e Board of Directors of the
       Company (hereinafter referred to as 'the
       Board' wh ich term shall be deemed to
       include any Committee(s) which the Board
       may const itute to exercise its powers,
       including the powers conferred by this
       resolutio n), consent of the Members be and
       is hereby accorded to the Board for the
       intr oduction and implementation of the
       Employee Stock Option Plan 2011 (hereinafte
       r referred to as "ESOP-2011" or "Prerna")
       to create, offer and grant such numb er of
       Stock Options to the permanent employees,
       existing and future, including  any
       Director of the Company, whether Whole-time
       or otherwise, from time to ti me, as may be
       decided solely by the Board exercisable
       into not more than 75 la khs Equity Shares
       in the Company in aggregate fully paid-up
       of face value of R s. 10 each, which shall
       be acquired from the secondary market
       through an ESOP Trust set-up by the
       Company, at such price or prices, in one or
       more tranches and on such terms and
       conditions, as may be determined by the
       Board in accorda nce with the provisions of
       the ESOP-2011 and the applicable laws and
       regulatio ns. Resolved further that
       pursuant to the provisions of Act, consent
       of the Me mbers be and is hereby accorded
       to sanction an interest free loan up to
       Rupees  One Hundred Twenty Crores to the
       ESOP Trust, in one or more tranches to
       facil itate purchase and acquisition of
       Equity Shares in the Company for the
       purpose  of effective implementation and
       administration of the ESOP-2011, being
       repaya ble to and recoverable by the
       Company from time to time during the term
       of the  ESOP - 2011. Resolved further that
       the Board be and is hereby authorized at a
       ny time to modify, change, vary, alter,
       amend, suspend or terminate the ESOP -
       2011 subject to the compliance with the
       applicable laws and regulations and t o do
       all such acts, deeds, matters and things as
       may in its absolute discretio n deem fit,
       for such purpose and also to settle any
       issues, questions, difficu lties or doubts
       that may arise in this regard without being
       required to seek a ny further consent or
       approval of the Members and further to
       execute all such documents, writings and to
       give such directions and or instructions as
       may be necessary or expedient to give
       effect to such modification, change,
       variation,  alteration, amendment,
       suspension or termination of the ESOP-2011
       and do all other things incidental and
       ancillary thereof. Resolved further that
       the Compa ny shall conform to the
       accounting policies prescribed from time to
       time under  the SEBI ESOP Guidelines and
       any other applicable laws and regulations
       to the  extent relevant and applicable to
       the ESOP - 2011. Resolved further that the
       Board, be and is hereby authorized to do
       all such acts, deeds, and things, as may,
       in its absolute discretion, deem necessary
       including authorizing or direc ting ESOP
       Trust to appoint Merchant Bankers, Brokers,
       Solicitors, Registrars, Advertisement
       Agency, Compliance Officer, Investors
       Service Centre and other A dvisors,
       Consultants or Representatives, being
       incidental to th

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       CHANGE IN TEXT OF RESOLUTION 8. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 POWER GRID CORP OF INDIA LTD, GURGAON                                                       Agenda Number:  704042263
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7028N105
    Meeting Type:  AGM
    Meeting Date:  19-Sep-2012
          Ticker:
            ISIN:  INE752E01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the audited                Mgmt          For                            For
       balance sheet as at 31st March, 2012 and
       profit and loss account for the financial
       year ended on that date together with
       report of the board of directors and
       auditors thereon

2      To note the payment of interim dividend and               Mgmt          For                            For
       declare final dividend for the financial
       year 2011-12

3      To appoint a director in place of Shri I.                 Mgmt          For                            For
       S. Jha, who retires by rotation and being
       eligible, offers himself for re-appointment

4      To appoint a director in place of Shri R.                 Mgmt          For                            For
       T. Agarwal, who retires by rotation and
       being eligible, offers himself for
       re-appointment

5      To appoint a director in place of Smt. Rita               Mgmt          For                            For
       Acharya, who retires by rotation and being
       eligible, offers herself for re-appointment

6      To fix the remuneration of the statutory                  Mgmt          For                            For
       auditors for the financial year 2012-13

7.I    Resolved that in supersession of Resolution               Mgmt          For                            For
       passed on 17th May, 2010 for enhancing the
       Borrowing Powers to INR 80,000 crore,
       approval of which was obtained by the
       Shareholders of the Company through Postal
       Ballot, the consent of the Company be and
       is hereby accorded to the Board of
       Directors under section 293 (1) (d) and
       other applicable provisions, if any, of the
       Companies Act, 1956 and the Articles of
       Association of the Company for borrowing,
       whether by way of Term Loan/Equipment
       Finance/Cash Credit facilities or the like
       from time to time any sum or sums of money
       at its discretion from
       National/International Financial
       Institutions/Banks or from Public/Bodies
       Corporate or from Government
       Body/Corporation or Govt. of India or by
       way of issue of Bonds from
       Domestic/International sources on such
       terms and conditions and with CONTD

CONT   CONTD or without security as the Board of                 Non-Voting
       Directors may think fit, which together
       with the moneys already borrowed by the
       Company (apart from the temporary loans
       obtained from the bankers of the Company in
       the ordinary course of business) shall not
       exceed in the aggregate at any time INR
       1,00,000 Crore (Rupees One Lac Crore Only)
       irrespective of the fact that such
       aggregate amount of borrowings outstanding
       at anyone time may exceed the aggregate for
       the time being of the paid-up capital of
       the Company and its free reserves that is
       to say reserves not set apart for any
       specific purpose

7.II   Further resolved that pursuant to the                     Mgmt          For                            For
       provisions of section 293(1) (a) and other
       applicable provisions, if any, of the
       Companies Act, 1956 consent of the Company
       be and is hereby accorded to the Board of
       Directors of the Company to mortgage and/or
       create charge on all or anyone or more of
       the movable/immovable properties or such
       other assets of the Company, wheresoever
       situated, both present and future, on such
       terms and conditions and at such time or
       times and in such form or manner as it may
       deem fit, to or in favour of
       National/International Financial
       Institutions/Banks/ Trustees for the
       Bondholders (in case of issue of Bonds)
       etc. hereinafter referred as "the lenders"
       to secure any Term Loans/Cash Credit
       Facilities/ Debentures/Bonds or the like,
       obtained/to be obtained from any of the
       aforesaid lenders together CONTD

CONT   CONTD with interest thereon at the                        Non-Voting
       respective agreed rate(s), compound
       interest, additional interest, liquidated
       damage(s), commitment charge(s), premia on
       prepayment or on redemption, cost,
       charge(s), expenses and all other monies
       payable by the Company to such lenders
       under the respective loan/other
       agreement(s) entered/to be entered into
       between the Company and the lender(s) in
       respect of the said borrowing(s), such
       security to rank in such manner as may be
       agreed to between the Company with
       concerned lenders and as may be thought
       expedient by the Board

7.III  Further resolved that the Board of                        Mgmt          For                            For
       Directors be and is hereby authorised and
       it shall always be deemed to have been so
       authorised to finalise and execute with the
       Lenders/Trustees for the holders of the
       Bonds the requisite agreement, documents,
       deeds and writings for borrowing and/or for
       creating the aforesaid mortgage(s) and/or
       charge(s) and to do all such other acts,
       deeds and things as may be necessary to
       give effect to the above resolutions




--------------------------------------------------------------------------------------------------------------------------
 POWER GRID CORP OF INDIA LTD, GURGAON                                                       Agenda Number:  704340936
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7028N105
    Meeting Type:  OTH
    Meeting Date:  22-Apr-2013
          Ticker:
            ISIN:  INE752E01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1A     Insertion of new Article 31A on 'Additional               Mgmt          For                            For
       Directors'

1B     Amendment in existing Article 52 on'                      Mgmt          For                            For
       Appointment of Auditors'




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE INDUSTRIES LTD, MUMBAI                                                             Agenda Number:  704505974
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y72596102
    Meeting Type:  AGM
    Meeting Date:  06-Jun-2013
          Ticker:
            ISIN:  INE002A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 188416 DUE TO RECEIPT OF
       DIRECTOR NAMES. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR
       ALL RESOLUTIONS. THANK YOU.

1      Adoption of Accounts, Reports of the Board                Mgmt          For                            For
       of Directors and Auditors

2      Declaration of Dividend on Equity Shares:                 Mgmt          For                            For
       Rs. 9.00 per fully paid equity share

3.a    Re-appointment of the following Director                  Mgmt          For                            For
       retiring by rotation: Shri Mahesh P. Modi

3.b    Re-appointment of the following Director                  Mgmt          For                            For
       retiring by rotation: Dr. Dharam Vir Kapur

3.c    Re-appointment of the following Director                  Mgmt          For                            For
       retiring by rotation: Dr. Raghunath A.
       Mashelkar

3.d    Re-appointment of the following Director                  Mgmt          For                            For
       retiring by rotation: Shri Pawan Kumar
       Kapil

4      Resolved that M/s. Chaturvedi & Shah,                     Mgmt          For                            For
       Chartered Accountants (Registration No.
       101720W), M/s. Deloitte Haskins & Sells,
       Chartered Accountants (Registration No.
       117366W) and M/s. Rajendra & Co., Chartered
       Accountants (Registration No. 108355 W), be
       and are hereby appointed as Auditors of the
       Company, to hold office from the conclusion
       of this Annual General Meeting until the
       conclusion of the next Annual General
       Meeting of the Company on such remuneration
       as shall be fixed by the Board of Directors

5      Resolved that pursuant to the provisions of               Mgmt          For                            For
       Sections 309, 310 and other applicable
       provisions, if any, of the Companies Act,
       1956, the Non-Executive Directors of the
       Company (i.e. Directors other than the
       Managing Director and Whole-time Directors)
       be paid, by way of an annual payment, in
       addition to the sitting fees for attending
       the meetings of the Board of Directors or
       Committees thereof, a commission as the
       Board of Directors may from time to time
       determine, not exceeding INR 5 (five) crore
       per annum in the aggregate, for a period of
       5 (five) years from the financial year
       ending March 31, 2013




--------------------------------------------------------------------------------------------------------------------------
 RURAL ELECTRIFICATION CORP LTD, NEW DELHI                                                   Agenda Number:  704021308
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y73650106
    Meeting Type:  AGM
    Meeting Date:  20-Sep-2012
          Ticker:
            ISIN:  INE020B01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider, approve and adopt the               Mgmt          For                            For
       audited Balance Sheet as at March 31, 2012
       and Statement of Profit and Loss for the
       Financial Year ended on that date along
       with the Reports of the Board of Directors
       and Auditors thereon

2      To confirm Interim Dividend and declare                   Mgmt          For                            For
       Final Dividend on equity shares for the
       Financial Year 2011-12

3      To appoint a Director in place of Shri                    Mgmt          For                            For
       Prakash Thakkar, who retires by rotation
       and being eligible, offers himself for
       re-appointment

4      To appoint a Director in place of Dr. Devi                Mgmt          For                            For
       Singh, who retires by rotation and being
       eligible, offers himself for re-appointment

5      To fix the remuneration of Auditors for the               Mgmt          For                            For
       Financial Year 2012-13

6      Resolved that Shri Rajeev Sharma, be and is               Mgmt          For                            For
       hereby appointed as Chairman and Managing
       Director of the Company, not liable to
       retire by rotation

7      Resolved that Dr. Sunil Kumar Gupta, be and               Mgmt          For                            For
       is hereby appointed as Director of the
       Company, whose period of office shall be
       liable to retire by rotation

8      Resolved that Shri Ajeet Kumar Agarwal,                   Mgmt          For                            For
       appointed as an Additional Director by the
       Board of Directors of the Company under
       Section 260 of the Companies Act, 1956 and
       designated as Director (Finance) w.e.f
       August 1, 2012, who holds office upto the
       date of this AGM and in respect of whom,
       the Company has received a Notice in
       writing from a member pursuant to the
       provisions of Section 257 of the Companies
       Act, 1956, be and is hereby appointed as
       Director (Finance) of Company, not liable
       to retire by rotation

9      Resolved that in supersession of earlier                  Mgmt          For                            For
       resolution passed by the Company in its
       41st Annual General Meeting of the Company
       held on September 8, 2010, pursuant to
       Section 293(1) (d) of the Companies Act,
       1956 read with Article 38 of the Articles
       of Association of the Company and other
       applicable provisions, if any, the consent
       of the Company be and is hereby accorded to
       the Board of Directors of the Company to
       borrow such moneys or sum of moneys from
       time to time at its discretion with or
       without security and upon such terms and
       conditions as the Board may think fit for
       the Business purpose of the Company,
       notwithstanding that the moneys to be
       borrowed together with the moneys already
       borrowed by the Company (apart from the
       temporary loans borrowed from the Company's
       bankers in the ordinary course of
       business), may CONTD

CONT   CONTD exceed the paid up capital of the                   Non-Voting
       Company and its free reserves, provided
       that the total amount borrowed and
       outstanding at any point of time shall not
       exceed a sum of Rs. 1,45,000 crore (Rupees
       One Lakh Forty Five Thousand Crore Only)
       over and above the paid up capital and free
       reserves of the Company. Resolved further
       that the Board of Directors of the company
       (including committee thereof) be and is
       hereby authorized to do and execute all
       such acts, deeds and things as may be
       necessary for giving effect to the above
       resolution

10     Resolved that in supersession of earlier                  Mgmt          For                            For
       resolution passed by the Company in its
       41st Annual General Meeting held on
       September 8, 2010, pursuant to section
       293(1) (a) and other applicable provisions,
       if any, of the Companies Act, 1956 the
       consent of the Company be and is hereby
       accorded to the Board of Directors of the
       company to create charge, hypothecate,
       mortgage, pledge any movable or immovable
       properties of the company wheresoever
       situated, both present and future and the
       whole or substantially the whole of the
       undertaking of the company in favour of any
       banks, financial institutions,
       hirepurchase/ lease companies, body
       corporate or any other persons on such
       terms and conditions as the Board may think
       fit for the benefit of the company and
       agreed between Board and lender towards
       security for the purpose of borrowing CONTD

CONT   CONTD funds for the business purpose of the               Non-Voting
       company from time to time not exceeding Rs.
       1,45,000 crore (Rupees One Lakh Forty Five
       Thousand Crore Only) at any point of time
       over and above the paid up capital and free
       reserves of the company. Resolved further
       that the Board of Directors of the company
       (including committee thereof) be and is
       hereby authorized to do and execute all
       such acts, deeds and things as may be
       necessary for giving effect to the above
       resolution




--------------------------------------------------------------------------------------------------------------------------
 SHRIRAM TRANSPORT FINANCE CO LTD                                                            Agenda Number:  703915174
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7758E119
    Meeting Type:  AGM
    Meeting Date:  05-Jul-2012
          Ticker:
            ISIN:  INE721A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet of the Company as at March
       31, 2012 and the Profit and Loss Account
       for the year ended on that date together
       with the Reports of Board of Directors and
       Auditors thereon

2      To declare dividend on Equity Shares for                  Mgmt          For                            For
       the Financial Year ended March 31,2012

3      To appoint a Director in place of Mr. S. M.               Mgmt          For                            For
       Bafna, who retires by rotation and being
       eligible, offers himself for re-appointment

4      To appoint a Director in place of Mr. M. S.               Mgmt          For                            For
       Verma, who retires by rotation and being
       eligible, offers himself for re-appointment

5      To appoint M/s. S. R. Batliboi                            Mgmt          For                            For
       &Co.,Chartered Accountants, Mumbai (Firm
       Registration Number301003E) and M/s. G. D.
       Apte&Co., Chartered Accountants,
       Mumbai,(Firm Registration Number 100515W),
       jointly as Auditors of the Company to hold
       such office from the conclusion of this
       Meeting, until the conclusion of the next
       Annual General Meeting, on such
       remuneration plus out of pocket expenses,
       if any, as may be mutually agreed upon
       between the Board of Directors of the
       Company and the said Auditors

6      Resolved that Mr. M.M.Chitale, a Director,                Mgmt          For                            For
       who retires by rotation at this Annual
       General Meeting and who has expressed his
       desire notto be re-appointed as a Director,
       be retired and not be re-appointed.
       Resolved further that the resulting vacancy
       not be filled up at this Meeting or at any
       subsequent adjourned Meeting thereof

7      Resolved that Mr. Adit Jain, a Director,                  Mgmt          For                            For
       who retires by rotation at this Annual
       General Meeting and who has expressed his
       desire not to be re-appointed as a
       Director, be retired and not be
       re-appointed. Resolved further that the
       resulting vacancy not be filled up at this
       Meeting or at any subsequent adjourned
       Meeting thereof

8      Resolved that Mr. Umesh Revankar, who was                 Mgmt          For                            For
       appointed as an Additional Director of the
       Company with effect from April 01, 2012 by
       the Board of Directors pursuant to Section
       260 of the Companies Act, 1956 ("the Act")
       and who holds office only upto the date of
       the ensuing Annual General Meeting of the
       Company and in respect of whom the Company
       has received a notice in writing from a
       member under Section 257 of the Act
       proposing the candidature of Mr.Umesh
       Revankar for the office of Director and who
       is eligible for re-appointment as a
       Director of the Company be and is hereby
       appointed as a Director of the Company

9      Resolved that in accordance with the                      Mgmt          For                            For
       provisions of Sections 198, 269, 309,
       Schedule XIII and other applicable
       provisions, if any, of the Companies Act,
       1956, (including any statutory
       modification(s) or reenactment (s) thereof
       for the time being in force) the Company
       hereby approves the appointment and terms
       of remuneration of Mr. Umesh Revankar as
       the Managing Director of the Company,
       designated as 'CEO and Managing Director',
       for a period of five years with effect from
       April 01,2012 and he shall perform such
       duties and exercise such powers as may from
       time to time be lawfully entrusted to and
       conferred upon him by the Board and he may
       be paid a remuneration by way of salary and
       other perquisites in accordance with
       Schedule XIII to the Companies Act, 1956 as
       specified

10     Resolved that in supersession of the                      Mgmt          For                            For
       resolution passed at the Thirty Second
       Annual General Meeting of the Company held
       on June 24, 2011, and pursuant to Section
       293(1)(d) and other applicable provisions,
       if any, of the Companies Act, 1956,
       (including any statutory modification(s) or
       reenactments) thereof for the time being in
       force) (hereinafter referred to as the
       "Act"),consent of the Company be and is
       hereby granted to the Board of Directors of
       the Company or its Committee as may be
       authorised by the Board of Directors, to
       borrow for the purpose of the business of
       the Company from time to time on such terms
       and conditions as the Board of Directors
       may deem fit, notwithstanding that the
       monies to be borrowed together with the
       monies already borrowed by the Company
       (apart from temporary loans obtained and/or
       to be CONTD

CONT   CONTD obtained from the Company's bankers                 Non-Voting
       in the ordinary course of business) will or
       may exceed the aggregate of the Paid up
       Capital of the Company and its Free
       Reserves, that is to say, Reserves not set
       apart for any specific purpose, so that the
       total amounts up to which the monies may be
       borrowed by the Board of Directors shall
       not at any time exceed Rs. 45,000 Crore
       (Rupees Forty Five Thousand Crore Only).
       Resolved further that the Board or such
       Committee/or person/(s) as authorised by
       the Board of Directors be and is hereby
       authorised to do all such acts, deeds,
       matters and things as it may consider
       necessary, expedient, usual or proper to
       give full effect to the aforesaid
       resolution, including but not limited to
       settle any questions or difficulties that
       may arise in this regard, if any, as it
       may, in its absolute CONTD

CONT   CONTD discretion, deem fit, without                       Non-Voting
       requiring the Board to secure any further
       consent or approval of the Members of the
       Company to the intent that they shall be
       deemed to have given their approval thereto
       expressly by the authority of this
       resolution

11     Resolved that in supersession of the                      Mgmt          For                            For
       resolution passed at the Thirty Second
       Annual General Meeting of the Company held
       on June 24, 2011, and pursuant to Section
       293(1)(a) and other applicable provisions,
       if any, of the Companies Act, 1956,
       (including any statutory modification(s) or
       reenactments) thereof for the time being in
       force) (hereinafter referred to as the
       "Act"),consent of the Company be and is
       hereby accorded to the Board of Directors
       of the Company or its Committee as may be
       authorised by the Board of Directors, for
       mortgaging and/or charging in such form and
       manner and on such terms and at such
       time(s) as the Board of Directors may deem
       fit, the movable and / or immovable
       properties of the Company, wherever
       situate, present and future, whether
       presently belonging to the Company or not,
       in favour of any person CONTD

CONT   CONTD including, but not limited to,                      Non-Voting
       financial/investment institution(s),
       bank(s), insurance Company(ies), mutual
       fund(s), corporate body(ies), trustee(s) to
       secure the debentures, loans, hire purchase
       and/or lease portfolio management
       transaction(s) for finance and other credit
       facilities up to a sum not exceeding Rs.
       56,250 Crore (Rupees Fifty Six Thousand Two
       Hundred Fifty Crore Only). Resolved further
       that the Board of Directors or such
       Committee/ or person/(s) as authorised by
       the Board of Directors be and is hereby
       authorised to finalise the form, extent and
       manner of, and the documents and deeds, as
       may be applicable, for creating the
       appropriate mortgages and/or charges on
       such of the immovable and/or movable
       properties of the Company on such terms and
       conditions as may be decided by the Board
       of Directors in CONTD

CONT   CONTD consultation with the lenders and for               Non-Voting
       reserving the aforesaid right and for
       performing all such acts, things and deeds
       as may be necessary for giving full effect
       to this resolution




--------------------------------------------------------------------------------------------------------------------------
 STATE BANK OF INDIA, MUMBAI                                                                 Agenda Number:  704273375
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8161Z129
    Meeting Type:  OGM
    Meeting Date:  18-Mar-2013
          Ticker:
            ISIN:  INE062A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Resolved that pursuant to the provisions of               Mgmt          Against                        Against
       the State Bank of India Act 1955
       (hereinafter referred to as the 'Act') read
       with the State Bank of India General
       Regulations, 1955 and subject to the
       approval, consent and sanction, if any, of
       Reserve Bank of India (RBI), Government of
       India (GoI), Securities and Exchange Board
       of India (SEBI), and / or any other
       authority as may be required in this regard
       and subject to such terms, conditions and
       modifications thereto as may be prescribed
       by them in granting such approvals and
       which may be agreed to by the Central Board
       of Directors of the Bank and subject to
       SEBI (Issue of Capital and Disclosure
       Requirements) Regulations, 2009, as amended
       (SEBI (CDR Regulations) and CONTD

CONT   CONTD Regulations prescribed by RBI and all               Non-Voting
       other relevant authorities from time to
       time and subject to the Listing Agreements
       entered into with the Stock Exchanges where
       the equity shares of the Bank are listed,
       consent of the Shareholders of the Bank be
       and is hereby accorded to the Central Board
       of Directors of the Bank (hereinafter
       called "the Board" which shall be deemed to
       include the Executive Committee of the
       Central Board constituted under Section 30
       of the Act read with Regulation 46 of the
       State Bank of India General Regulations,
       1955, to exercise its powers including the
       powers conferred by this resolution) to
       create, offer, issue and allot such number
       of Equity Shares of Rs.10/- each for cash
       at such price to be determined by  the
       Board in accordance with Regulation 76(1)
       of SEBI ICDR Regulations,  aggregating
       CONTD

CONT   CONTD to the tune of upto Rs.3004 crore                   Non-Voting
       (including premium), on preferential basis
       to "Government of India," "Resolved further
       that the Relevant date for  determination
       of the Issue Price is 15.02.2013 "
       "Resolved further that    the Board shall
       have authority and power to accept any
       modification in the    proposal as may be
       required or imposed by the GoI/RBI/SEBI/
       Stock Exchanges   where the equity shares
       of the Bank are listed or such other
       appropriate      authorities at the time of
       according / granting their approvals,
       consents,    permissions and sanctions for
       the issue, allotment and listing thereof
       and as agreed to by the Board," "Resolved
       further that the said equity shares to be
       issued shall rank pari-passu with the
       existing equity shares of the Bank in   all
       respects and shall be entitled to dividend
       declared, if any, in CONTD

CONT   CONTD accordance with the statutory                       Non-Voting
       guidelines that are in force at the time of
       such declaration." "Resolved further that
       for the purpose of giving effect to the
       above, the Board be and is hereby
       authorized to take all such actions and do
       all such acts, deeds, matters and things as
       it may in its absolute discretion deem
       necessary, proper and desirable and to
       settle any question, difficulty or doubt
       that may arise in regard to the issue of
       the equity shares and further to do all
       such acts, deeds, matters and things,
       finalise and execute all documents and
       writings as may be necessary, desirable or
       expedient as it may in its absolute
       discretion deem fit, proper or desirable
       without being required to seek any other
       consent or approval of the shareholders or
       authorize to the end and intent that the
       shareholders shall be CONTD

CONT   CONTD deemed to have given their approval                 Non-Voting
       thereto expressly by the authority of this
       resolution" resolved further that the Board
       be and is hereby authorized to delegate all
       or any of the powers herein conferred on
       it, to the Chairman or any of the Managing
       Directors or such other officer(s) of the
       Bank as it may deem fit to give effect to
       the aforesaid Resolution

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       MODIFICATION OF TEXT IN RESOLUTION 1. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU
       DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 STATE BANK OF INDIA, MUMBAI                                                                 Agenda Number:  704546920
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8161Z129
    Meeting Type:  AGM
    Meeting Date:  21-Jun-2013
          Ticker:
            ISIN:  INE062A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, discuss and adopt the Balance                 Mgmt          For                            For
       Sheet and the Profit and Loss Account of
       the State Bank made up to the 31st day of
       March 2013, the report of the Central Board
       on the working and activities of the State
       Bank for the period covered by the Accounts
       and the Auditors' Report on the Balance
       Sheet and Accounts




--------------------------------------------------------------------------------------------------------------------------
 TATA CHEMICALS LTD                                                                          Agenda Number:  703987997
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85478116
    Meeting Type:  AGM
    Meeting Date:  22-Aug-2012
          Ticker:
            ISIN:  INE092A01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Statement of Profit and Loss for the year
       ended 31st March, 2012 and the Balance
       Sheet as at that date, together with
       Reports of the Board of Directors and the
       Auditors thereon

2      To declare dividend on Ordinary Shares                    Mgmt          For                            For

3      To appoint a Director in place of Mr. R.                  Mgmt          For                            For
       Gopalakrishnan, who retires by rotation and
       is eligible for re-appointment

4      To appoint a Director in place of Mr. Nusli               Mgmt          For                            For
       N. Wadia, who retires by rotation and is
       eligible for re-appointment

5      To appoint a Director in place of Mr. E. A.               Mgmt          For                            For
       Kshirsagar, who retires by rotation and is
       eligible for re-appointment

6      To appoint auditors and fix their                         Mgmt          For                            For
       remuneration

7      Appointment of Mr. Cyrus P. Mistry as a                   Mgmt          For                            For
       Director

8      Appointment of Dr. Vijay Kelkar as a                      Mgmt          For                            For
       Director

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       RECEIPT OF ADDITIONAL COMMENT. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 TATA CONSULTANCY SERVICES LTD                                                               Agenda Number:  704484740
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85279100
    Meeting Type:  CRT
    Meeting Date:  31-May-2013
          Ticker:
            ISIN:  INE467B01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR
       RESOLUTION "1". THANK YOU.

1      For the purpose of considering and, if                    Mgmt          For                            For
       thought fit, approving, with or without
       modification(s), the arrangement embodied
       in the proposed Composite Scheme of
       Arrangement between Tata Consultancy
       Services Limited and TCS e-Serve Limited
       and TCS e-Serve International Limited and
       their respective shareholders at such
       meeting and any adjournment/adjournments
       thereof




--------------------------------------------------------------------------------------------------------------------------
 TATA CONSULTANCY SERVICES LTD                                                               Agenda Number:  704569283
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85279100
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2013
          Ticker:
            ISIN:  INE467B01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Statement of Profit and Loss for the year
       ended March 31, 2013 and the Balance Sheet
       as at that date together with the Reports
       of the Board of Directors and the Auditors
       thereon

2      To confirm the payment of Interim Dividends               Mgmt          For                            For
       on Equity Shares for the financial year
       2012-13 and to declare a Final Dividend on
       Equity Shares for the financial year
       2012-13

3      To declare Dividend on Redeemable                         Mgmt          For                            For
       Preference Shares for the financial year
       2012-13

4      To appoint a Director in place of Dr. Vijay               Mgmt          For                            For
       Kelkar, who retires by rotation, and being
       eligible offers himself for re-appointment

5      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Ishaat Hussain, who retires by rotation,
       and being eligible offers himself for
       re-appointment

6      To appoint a Director in place of Mr. Aman                Mgmt          For                            For
       Mehta, who retires by rotation, and being
       eligible offers himself for re-appointment

7      To appoint Auditors and fix their                         Mgmt          For                            For
       remuneration

8      Revision in terms of remuneration of Mr. N.               Mgmt          For                            For
       Chandrasekaran, Chief Executive Officer and
       Managing Director

9      Re-appointment of Mr. S. Mahalingam as                    Mgmt          For                            For
       Chief Financial Officer and Executive
       Director of the Company until his
       retirement

10     Appointment of Branch Auditors                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TATA MOTORS LTD, MUMBAI                                                                     Agenda Number:  703966614
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85740267
    Meeting Type:  AGM
    Meeting Date:  10-Aug-2012
          Ticker:
            ISIN:  INE155A01022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Statement of Profit and Loss for the year
       ended March 31, 2012 and the Balance Sheet
       as at that date together with the Reports
       of the Directors and the Auditors thereon

2      To declare a dividend on Ordinary Shares                  Mgmt          For                            For
       and 'A' Ordinary Shares

3      To appoint a Director in place of Mr Nasser               Mgmt          For                            For
       Munjee, who retires by rotation and is
       eligible for re-appointment

4      To appoint a Director in place of Mr Subodh               Mgmt          For                            For
       Bhargava, who retires by rotation and is
       eligible for re-appointment

5      To appoint a Director in place of Mr                      Mgmt          For                            For
       Vineshkumar Jairath, who retires by
       rotation and is eligible for re-appointment

6      To appoint Auditors and fix their                         Mgmt          For                            For
       remuneration

7      Appointment of Mr Cyrus P Mistry as a                     Mgmt          For                            For
       Director

8      Appointment of Mr Ravindra Pisharody as a                 Mgmt          For                            For
       Director

9      Appointment of Mr Ravindra Pisharody as                   Mgmt          For                            For
       Executive Director

10     Appointment of Mr Satish Borwankar as a                   Mgmt          For                            For
       Director

11     Appointment of Mr Satish Borwankar as                     Mgmt          For                            For
       Executive Director

12     Revision in the terms of remuneration of Mr               Mgmt          For                            For
       Prakash Telang, Managing Director-India
       Operations




--------------------------------------------------------------------------------------------------------------------------
 TATA MOTORS LTD, MUMBAI                                                                     Agenda Number:  703966626
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85740275
    Meeting Type:  AGM
    Meeting Date:  10-Aug-2012
          Ticker:
            ISIN:  IN9155A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Statement of Profit and Loss for the year
       ended March 31, 2012 and the Balance Sheet
       as at that date together with the Reports
       of the Directors and the Auditors thereon

2      To declare a dividend on Ordinary Shares                  Mgmt          For                            For
       and 'A' Ordinary Shares

3      To appoint a Director in place of Mr Nasser               Mgmt          For                            For
       Munjee, who retires by rotation and is
       eligible for re-appointment

4      To appoint a Director in place of Mr Subodh               Mgmt          For                            For
       Bhargava, who retires by rotation and is
       eligible for re-appointment

5      To appoint a Director in place of Mr                      Mgmt          For                            For
       Vineshkumar Jairath, who retires by
       rotation and is eligible for re-appointment

6      To appoint Auditors and fix their                         Mgmt          For                            For
       remuneration

7      Appointment of Mr Cyrus P Mistry as a                     Mgmt          For                            For
       Director

8      Appointment of Mr Ravindra Pisharody as a                 Mgmt          For                            For
       Director

9      Appointment of Mr Ravindra Pisharody as                   Mgmt          For                            For
       Executive Director

10     Appointment of Mr Satish Borwankar as a                   Mgmt          For                            For
       Director

11     Appointment of Mr Satish Borwankar as                     Mgmt          For                            For
       Executive Director

12     Revision in the terms of remuneration of Mr               Mgmt          For                            For
       Prakash Telang, Managing Director-India
       Operations




--------------------------------------------------------------------------------------------------------------------------
 UNION BANK OF INDIA                                                                         Agenda Number:  704273363
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y90885115
    Meeting Type:  EGM
    Meeting Date:  16-Mar-2013
          Ticker:
            ISIN:  INE692A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Issue of Equity Shares through Preferential               Mgmt          For                            For
       Allotment to Government of India(GoI)

2      Issue of Equity Shares through Qualified                  Mgmt          For                            For
       Institutional Placement




--------------------------------------------------------------------------------------------------------------------------
 UNION BANK OF INDIA                                                                         Agenda Number:  704576276
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y90885115
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2013
          Ticker:
            ISIN:  INE692A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To discuss, approve and adopt the Balance                 Mgmt          For                            For
       Sheet as at 31st March, 2013 and the Profit
       & Loss Account for the year ended on that
       date, the Report of the Board of Directors
       on the working and activities of the Bank
       for the period covered by the Accounts and
       the Auditors' Report on the Balance Sheet
       and Accounts

2      To declare dividend on Equity Shares for                  Mgmt          For                            For
       the financial year 2012-13




--------------------------------------------------------------------------------------------------------------------------
 WIPRO LTD                                                                                   Agenda Number:  704195672
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y96659142
    Meeting Type:  CRT
    Meeting Date:  28-Dec-2012
          Ticker:
            ISIN:  INE075A01022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR
       RESOLUTION 1. THANK YOU.

1      For the purpose of considering and, if                    Mgmt          For                            For
       thought fit, approving, with or without
       modification, the Scheme of Arrangement
       proposed to be made between Wipro Limited
       (Applicant/Demerged Company), Azim Premji
       Custodial Services Private Limited
       (Resulting Company) and Wipro Trademarks
       Holding Limited (Trademark Company) and at
       such meeting and at any
       adjournment/adjournments thereof




--------------------------------------------------------------------------------------------------------------------------
 WIPRO LTD                                                                                   Agenda Number:  704500164
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y96659142
    Meeting Type:  OTH
    Meeting Date:  29-May-2013
          Ticker:
            ISIN:  INE075A01022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 196987 DUE TO CHANGE IN RECORD
       DATE FROM 18 APR 2013 TO 19 APR 2013. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO
       REINSTRUCT ON THIS MEETING NOTICE. THANK
       YOU.

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING                 Non-Voting
       ANNOUNCEMENT. A PHYSICAL MEETING IS NOT
       BEING HELD FOR THIS COMPANY. THEREFORE,
       MEETING ATTENDANCE REQUESTS ARE NOT VALID
       FOR THIS MEETING. IF YOU WISH TO VOTE, YOU
       MUST RETURN YOUR INSTRUCTIONS BY THE
       INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1      Approval of Wipro Equity Reward Trust                     Mgmt          For                            For
       Employee Stock Purchase Plan 2013 ("WERT
       ESPS 2013")




--------------------------------------------------------------------------------------------------------------------------
 YES BANK LTD                                                                                Agenda Number:  703936659
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97636107
    Meeting Type:  AGM
    Meeting Date:  14-Jul-2012
          Ticker:
            ISIN:  INE528G01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the audited Balance                 Mgmt          For                            For
       Sheet as at 31st March, 2012, Profit and
       Loss Account for the year ended on that
       date and the Reports of the Board of
       Directors and Auditors thereon

2      To declare dividend on equity shares                      Mgmt          For                            For

3      To appoint a Director in place of Mr. S L                 Mgmt          For                            For
       Kapur, who retires by rotation and being
       eligible, offers himself for reappointment

4      To appoint a Director in place of Mr. Arun                Mgmt          For                            For
       K Mago, who retires by rotation and being
       eligible, offers himself for reappointment

5      To appoint M/s. S R Batliboi & Co.,                       Mgmt          For                            For
       Chartered Accountants, as the Auditors of
       the Bank in place of the retiring auditors
       M/s B S R & Co., Chartered Accountants, as
       the Auditors of the Bank to hold office
       from the conclusion of this Annual General
       Meeting until the conclusion of the next
       Annual General Meeting at a remuneration to
       be decided by the Board of Directors or any
       Committee thereof

6      Resolved that Lt. General (Retd.) Mukesh                  Mgmt          For                            For
       Sabharwal, in respect of whom the Bank has
       received notices in writing along with a
       deposit of INR 500 for each notice, from
       some Members proposing him as a candidate
       for the office of Director under the
       provisions of Section 257 of the Companies
       Act, 1956 and who is eligible for
       appointment to the office of Director, be
       and is hereby appointed a Director of the
       Bank

7      Resolved that subject to the enabling                     Mgmt          For                            For
       provisions of the Banking Regulation Act,
       1949, Companies Act, 1956 and pursuant to
       the approval of Reserve Bank of India,
       approval is hereby given for the revision
       of remuneration of Dr. Rana Kapoor,
       Managing Director & CEO with effect from
       April 1, 2011 on the specified terms.
       Resolved further that the other terms and
       conditions of his appointment remain
       unchanged

8      Resolved that pursuant to the provisions of               Mgmt          Against                        Against
       Section 81(1A) and other applicable
       provisions, if any, of the Companies Act,
       1956 (including any amendment thereto or
       re-enactment thereof), the Banking
       Regulations Act, 1949, as amended, the
       Foreign Exchange Management Act, 1999, as
       amended, the Securities and Exchange Board
       of India (Issue of Capital and Disclosure
       Requirements) Regulations, 2009), as
       amended ("ICDR Regulations"), enabling
       provisions of the listing agreements and in
       accordance with the provisions of the
       Memorandum and Articles of Association of
       YES BANK LIMITED (the "Bank") and the
       regulations/ guidelines, if any, prescribed
       by the Government of India, Reserve Bank of
       India, Securities and Exchange Board of
       India or any other relevant authority,
       whether in India or abroad, from time to
       time, to the extent CONTD

CONT   CONTD applicable and subject to approvals,                Non-Voting
       consents, permissions and sanctions as
       might be required and subject to such
       conditions as might be prescribed while
       granting such approvals, consents,
       permissions and sanctions, the Board of
       Directors of the Bank (hereinafter referred
       to as the "Board", which term shall be
       deemed to include any Committee(s)
       constituted/to be constituted by the Board
       to exercise its powers including the powers
       conferred by this Resolution) be and is
       hereby authorised on behalf of the Bank, to
       create, offer, issue and allot (including
       allotment to qualified institutional buyers
       by way of Qualified Institutions Placement
       in terms of the Chapter VIII of the ICDR
       Regulations, equity shares and/or equity
       shares in a public issue in accordance with
       the provisions of the ICDR Regulations
       ("Public Issue ")CONTD

CONT   CONTD  or through depository receipts                     Non-Voting
       and/or securities convertible into equity
       shares at the option of the holder(s) of
       such securities, and/ or any instruments or
       securities representing either equity
       shares and/or convertible securities linked
       to equity shares, and / or Global
       Depository Receipts (GDRs) / American
       Depository Receipts (ADRs) and / or
       Ordinary Shares (through Depository Receipt
       Mechanism) Scheme, 1993 (all of which are
       hereinafter collectively referred to as
       "Securities"), to all eligible investors,
       including residents and/or non-residents
       and/or institutions/banks and/or
       incorporated bodies and/or individuals and/
       or trustees and/or stabilizing agent or
       otherwise, and whether or not such
       investors are Members of the Bank, through
       one or more prospectus and/or letter of
       offer or circular, and/or CONTD

CONT   CONTD private placement basis, for, or                    Non-Voting
       which upon exercise or conversion of all
       Securities so issued and allotted could
       give rise to the issue of equity shares of
       INR 10/-each (Rupees Ten) aggregating upto
       USD 500 million or its Indian Rupee
       equivalent, in one or more tranche or
       tranches, at such price or prices, at
       market price(s) or at a discount or premium
       to market price(s) including at the Board's
       discretion under relevant rules,
       regulations and guidelines of the relevant
       authority, in such manner, including
       allotment to stabilizing agent in terms of
       green shoe option, if any, exercised by the
       Bank, and where necessary in consultation
       with the Book Running Lead Managers and/or
       Underwriters and/or Stabilizing Agent and/
       or other Advisors or otherwise on such
       terms and conditions, including issue of
       Securities as fully or CONTD

CONT   CONTD partly paid, making of calls and                    Non-Voting
       manner of appropriation of application
       money or call money, in respect of
       different class(es) of investor(s) and/or
       in respect of different Securities, as the
       Board may in its absolute discretion decide
       at the time of issue of the Securities.
       Resolved further that in case of a
       qualified institutions placement pursuant
       to Chapter VIII of the ICDR Regulations,
       the allotment of Securities shall only be
       to Qualified Institutional Buyers within
       the meaning of Chapter VIII of the ICDR
       Regulations, such Securities shall be fully
       paid-up and the allotment of such
       Securities shall be completed within 12
       months from the date of this resolution.
       Resolved further that in case of a
       qualified institutions placement pursuant
       to Chapter VIII of the ICDR Regulations,
       the relevant date for the CONTD

CONT   CONTD determination of the price of the                   Non-Voting
       equity shares, if any, to be issued upon
       conversion or exchange of the Securities
       will be decided in terms of ICDR
       Regulations or such other rules and
       regulations as may be specified by SEBI.
       Resolved further that without prejudice to
       the generality of the above, the aforesaid
       issue of Securities may have all or any
       terms or combination of terms in accordance
       with prevalent market practices or as the
       Board may in its absolute discretion deem
       fit, including but not limited to terms and
       conditions, relating to payment of
       dividend, premium on redemption at the
       option of the Bank and/or holders of any
       securities, or variation of the price or
       period of conversion of Securities into
       equity shares or issue of equity shares
       during the period of the Securities or
       terms pertaining to voting CONTD

CONT   CONTD rights or option(s) for early                       Non-Voting
       redemption of Securities. Resolved further
       that the Bank and/or any agency or body or
       person authorised by the Board may issue
       depository receipts representing the
       underlying equity shares in the capital of
       the Bank or such other securities in
       negotiable, registered or bearer form with
       such features and attributes as may be
       required and to provide for the tradability
       and free transferability thereof as per
       market practices and regulations (including
       listing on one or more stock exchange(s) in
       or outside India). Resolved further that
       the Board be and is hereby authorised to
       create, issue, offer and allot such number
       of equity shares as may be required to be
       issued and allotted, including issue and
       allotment of equity shares upon conversion
       of any depository receipts or other
       securities CONTD

CONT   CONTD referred to above or as may be                      Non-Voting
       necessary in accordance with the terms of
       the offer, all such equity shares shall
       rank pari passu inter se and with the then
       existing equity shares of the Bank in all
       respects. Resolved further that for the
       purpose of giving effect to any offer,
       issue or allotment of equity shares or
       securities or instruments representing the
       same, as described above, the Board be and
       is hereby authorised on behalf of the Bank
       to do all such acts, deeds, matters and
       things, as it may, in its absolute
       discretion, deem necessary or desirable for
       such purpose, including without limitation,
       the determination of the number of
       Securities that may be offered in domestic
       and international markets and proportion
       thereof, entering into and executing
       arrangements for managing, underwriting,
       marketing, listing, CONTD

CONT   CONTD trading, acting as depository,                      Non-Voting
       custodian, registrar, stabilizing agent,
       paying and conversion agent, trustee,
       escrow agent and executing other
       agreements, including any amendments or
       supplements thereto, as necessary or
       appropriate and to issue any document(s),
       including but not limited to prospectus
       and/or letter of offer and/or circular,
       documents and agreements including filing
       of registration statements, prospectus and
       other documents (in draft or final form)
       with any Indian or foreign regulatory
       authority and sign all deeds, documents and
       writings and to pay any fees, commissions,
       remuneration, expenses relating thereto and
       with power on behalf of the Bank to settle
       all questions, difficulties or doubts that
       may arise in regard to such offer(s) or
       issue(s) or allotment(s) as it may, in its
       absolute discretion, CONTD

CONT   CONTD deem fit. Resolved further that the                 Non-Voting
       Board be and is hereby authorised to
       delegate all or any of its powers herein
       conferred to any Committee or any one or
       more executives of the Bank. Resolved
       further that for the purpose of giving
       effect to any offer, issue or allotment of
       equity shares or securities or instruments
       representing the same, as described above,
       the Board be and is hereby authorised on
       behalf of the Bank to seek listing of any
       or all of such Securities on one or more
       Stock Exchanges in India or outside India
       and the listing of equity shares underlying
       the ADRs and/or GDRs on the Stock Exchanges
       in India. Resolved further that: i. the
       offer, issue and allotment of the aforesaid
       Equity Shares shall be made at such time or
       times as the Board may in its absolute
       discretion decide, subject, however, to
       CONTD

CONT   CONTD applicable guidelines, notifications,               Non-Voting
       rules and regulations; ii. the equity
       shares to be issued by the Bank as stated
       aforesaid shall rank pari-passu with all
       existing equity shares of the Bank; iii.
       the Board be and is hereby authorised to
       decide and approve the other terms and
       conditions of the issue of the above
       mentioned equity shares and also shall be
       entitled to vary, modify or alter any of
       the terms and conditions, including size of
       the issue, as it may deem expedient; iv.
       the Board be and is hereby authorised to
       delegate all or any of the powers herein
       conferred by this resolution to any
       director or directors or to any committee
       of director or directors or any other
       officer or officers of the Bank to give
       effect to the aforesaid resolution.
       Resolved further that for the purpose of
       giving effect to this CONTD

CONT   CONTD resolution the Board be and is hereby               Non-Voting
       authorised to do all such acts, matters,
       deeds and things and to take all such steps
       and do all such things and give all such
       directions as the Board may consider
       necessary, expedient or desirable and also
       to settle any question or difficulties that
       may arise in such manner as the Board in
       its absolute discretion may deem fit and
       take all steps which are incidental and
       ancillary in this connection




--------------------------------------------------------------------------------------------------------------------------
 YES BANK LTD                                                                                Agenda Number:  704513488
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97636107
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2013
          Ticker:
            ISIN:  INE528G01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and adopt the audited Balance                 Mgmt          For                            For
       Sheet as at 31st March, 2013, Profit and
       Loss Account for the year ended on that
       date and the Reports of the Board of
       Directors and Auditors thereon

2      To declare dividend on equity shares                      Mgmt          For                            For

3      To appoint a Director in place of Mrs.                    Mgmt          For                            For
       Radha Singh, who retires by rotation and
       being eligible, offers herself for
       reappointment

4      To appoint a Director in place of Mr. Ajay                Mgmt          For                            For
       Vohra, who retires by rotation and being
       eligible, offers himself for reappointment

5      To appoint M/s. S. R. Batliboi & Co. LLP.,                Mgmt          For                            For
       Chartered Accountants, the retiring
       Auditors of the Bank, as the Auditors of
       the Bank to hold office from the conclusion
       of this Annual General Meeting until the
       conclusion of the next Annual General
       Meeting at a remuneration to be decided by
       the Board of Directors or any Committee
       thereof

6      Resolved that Mr. Diwan Arun Nanda, in                    Mgmt          For                            For
       respect of whom the Bank has received
       notices in writing along with a deposit of
       INR 500 for each notice, from some Members
       proposing him as a candidate for the office
       of Director under the provisions of Section
       257 of the Companies Act, 1956 and who is
       eligible for appointment to the office of
       Director, be and is hereby appointed a
       Director of the Bank

7      Resolved that Mr. Ravish Chopra, in respect               Mgmt          For                            For
       of whom the Bank has received notices in
       writing along with a deposit of INR 500 for
       each notice, from some Members proposing
       him as a candidate for the office of
       Director under the provisions of Section
       257 of the Companies Act, 1956 and who is
       eligible for appointment to the office of
       Director, be and is hereby appointed a
       Director of the Bank

8      Resolved that Mr. M. R. Srinivasan, in                    Mgmt          For                            For
       respect of whom the Bank has received
       notices in writing along with a deposit of
       INR 500 for each notice, from some Members
       proposing him as a candidate for the office
       of Director under the provisions of Section
       257 of the Companies Act, 1956 and who is
       eligible for appointment to the office of
       Director, be and is hereby appointed a
       Director of the Bank

9      Resolved that subject to the enabling                     Mgmt          For                            For
       provisions of the Banking Regulation Act,
       1949, Companies Act, 1956 and pursuant to
       the approval of Reserve Bank of India,
       approval is hereby given for the revision
       of remuneration of Mr. Rana Kapoor,
       Managing Director & CEO with effect from
       April 1, 2012 on the following terms: As
       specified resolved further that the other
       terms and conditions of his appointment
       remain unchanged

10     Resolved that pursuant to the provisions of               Mgmt          Against                        Against
       Section 81(1A) and other applicable
       provisions, if any, of the Companies Act,
       1956 (including any amendment thereto or
       re-enactment thereof) (the "Companies
       Act"), Banking Regulations Act, 1949, as
       amended, the Foreign Exchange Management
       Act, 1999, as amended and the Issue of
       Foreign Currency Convertible Bonds and
       Ordinary Shares (Through Depository Receipt
       Mechanism) Scheme, 1993 as amended, rules,
       regulations, guidelines, notifications and
       circulars if any, prescribed by the
       Government of India, Reserve Bank of India,
       Securities and Exchange Board of India
       including the Securities and Exchange Board
       of India (Issue of Capital and Disclosure
       Requirements) Regulations, 2009, as amended
       ("ICDR Regulations") or any other competent
       authority, whether in India or abroad, from
       time CONTD

CONT   CONTD to time, to the extent applicable                   Non-Voting
       including enabling provisions of the
       listing agreements entered into with the
       stock exchanges ("Listing Agreements") and
       in accordance with the provisions of the
       Memorandum and Articles of Association of
       Yes Bank Limited (the "Bank") and subject
       to approvals, consents, permissions and
       sanctions as might be required and subject
       to such conditions as might be prescribed
       while granting such approvals, consents,
       permissions and sanctions and which may be
       agreed to by, the Board of Directors of the
       Bank (hereinafter referred to as the
       "Board", which term shall be deemed to
       include any Committee(s) constituted/to be
       constituted by the Board to exercise its
       powers including the powers conferred by
       this Resolution), is hereby authorised on
       behalf of the Bank, to create, offer, issue
       and CONTD

CONT   CONTD allot in a public issue in accordance               Non-Voting
       with the provisions of the ICDR Regulations
       ("Public Issue") or by way of Preferential
       Allotment or Private Placement or through
       allotment to qualified institutional buyers
       by way of Qualified Institutions Placement
       in terms of the Chapter VIII of the ICDR
       Regulations, in one or more tranches,
       equity shares of the Bank ("Equity Shares")
       and/or Equity Shares through depository
       receipts (such as global depository
       receipts or American depository receipts)
       (all of which are hereinafter collectively
       referred to as "Securities"), to all
       eligible investors, including residents
       and/or non-residents and/or institutions/
       banks and/or incorporated bodies and/or
       individuals and/or trustees and/or
       stabilising agent or otherwise, and whether
       or not such investors are Members of the
       Bank (CONTD

CONT   CONTD collectively the "Investors"),                      Non-Voting
       through one or more prospectus and/or
       letter of offer or circular, and/or private
       placement basis, for, or which upon
       exercise or conversion of all Securities so
       issued and allotted could give rise to the
       issue of Equity Shares of INR 10/-each
       (Rupees Ten) aggregating upto USD 500
       million or its Indian Rupee equivalent, in
       one or more tranche or tranches, at such
       price or prices, at market price(s) or at a
       permissible discount or premium to market
       price(s) in terms of applicable regulations
       at the Board's discretion including the
       discretion to determine the categories of
       Investors to whom the offer, issue and
       allotment of Securities shall be made to
       the exclusion of others, in such manner,
       including allotment to stabilising agent in
       terms of green shoe option, if any,
       exercised by the Bank CONTD

CONT   CONTD , and where necessary in consultation               Non-Voting
       with the Book Running Lead Managers and/or
       Underwriters and/or Stabilising Agent and/
       or other Advisors or otherwise on such
       terms and conditions, including issue of
       Securities as fully or partly paid, making
       of calls and manner of appropriation of
       application money or call money, in respect
       of different class(es) of investor(s)
       and/or in respect of different Securities,
       as the Board may in its absolute discretion
       decide at the time of issue of the
       Securities. Resolved further that in case
       of a qualified institutions placement
       pursuant to Chapter VIII of the ICDR
       Regulations, the allotment of Securities
       (or any combination of the Securities as
       decided by the Board) shall only be to
       Qualified Institutional Buyers within the
       meaning of Chapter VIII of the ICDR
       Regulations, such CONTD

CONT   CONTD Securities shall be fully paid-up and               Non-Voting
       the allotment of such Securities shall be
       completed within 12 months from the date of
       this resolution at such price being not
       less than the price determined in
       accordance with the pricing formula
       provided under Chapter VIII of the ICDR
       Regulations. The Bank may, in accordance
       with applicable law, also offer a discount
       of not more than 5% or such percentage as
       permitted under applicable law on the price
       calculated in accordance with the pricing
       formula provided under the ICDR
       Regulations. Resolved further that in the
       event that Equity Shares are issued to
       qualified institutional buyers under
       Chapter VIII of the ICDR Regulations, the
       relevant date for the purpose of pricing of
       the Equity Shares shall be the date of the
       meeting in which the Board decides to open
       the proposed issue CONTD

CONT   CONTD of Equity Shares and at such price                  Non-Voting
       being not less than the price determined in
       accordance with the pricing formula
       provided under Chapter VIII of the ICDR
       Regulations. Resolved further that in the
       event the Securities are proposed to be
       issued as American Depository Receipts
       ("ADRs") or Global Depository Receipts
       ("GDRs"), pursuant to the provisions of the
       Issue of Foreign Currency Convertible Bonds
       and Ordinary Shares (Through Depository
       Receipt Mechanism) Scheme, 1993 and other
       applicable pricing provisions issued by the
       Ministry of Finance, the relevant date for
       the purpose of pricing the Equity Shares to
       be issued pursuant to such issue shall be
       the date of the meeting in which the Board
       or duly authorised committee of directors
       decides to open such issue after the date
       of this resolution. Resolved further that
       CONTD

CONT   CONTD without prejudice to the generality                 Non-Voting
       of the above, the aforesaid Securities may
       have such features and attributes or any
       terms or combination of terms in accordance
       with international practices to provide for
       the tradability and free transferability
       thereof as per the prevailing practices and
       regulations in the capital markets
       including but not limited to the terms and
       conditions in relation to payment of
       dividend, issue of additional Equity
       Shares, variation of the conversion price
       of the Securities or period of conversion
       of Securities into Equity Shares during the
       duration of the Securities and the Board be
       and is hereby authorised in its absolute
       discretion in such manner as it may deem
       fit, to dispose off such of the Securities
       that are not subscribed. Resolved further
       that the Board be and is hereby authorised
       CONTD

CONT   CONTD to create, issue, offer and allot                   Non-Voting
       such number of Equity Shares as may be
       required to be issued and allotted,
       including issue and allotment of Equity
       Shares upon conversion of any depository
       receipts or other Securities referred to
       above or as may be necessary in accordance
       with the terms of the offer, all such
       Equity Shares shall rank pari passu inter
       se and with the then existing Equity Shares
       of the Bank in all respects. Resolved
       further that for the purpose of giving
       effect to any offer, issue or allotment of
       Equity Shares or Securities or instruments
       representing the same, as described above,
       the Board be and is hereby authorised on
       behalf of the Bank to do all such acts,
       deeds, matters and things, as it may, in
       its absolute discretion, deem necessary or
       desirable for such purpose, including
       without limitation, CONTD

CONT   CONTD the determination of terms and                      Non-Voting
       conditions for issuance of Securities
       including the number of Securities that may
       be offered in domestic and international
       markets and proportion thereof, timing for
       issuance of such Securities and shall be
       entitled to vary, modify or alter any of
       the terms and conditions as it may deem
       expedient, entering into and executing
       arrangements for managing, underwriting,
       marketing, listing, trading and providing
       legal advise as well as acting as
       depository, custodian, registrar,
       stabilising agent, paying and conversion
       agent, trustee, escrow agent and executing
       other agreements, including any amendments
       or supplements thereto, as necessary or
       appropriate and to finalise, approve and
       issue any document(s), including but not
       limited to prospectus and/or letter of
       offer and/or circular, CONTD

CONT   CONTD documents and agreements including                  Non-Voting
       filing of registration statements,
       prospectus and other documents (in draft or
       final form) with any Indian or foreign
       regulatory authority or stock exchanges and
       sign all deeds, documents and writings and
       to pay any fees, commissions, remuneration,
       expenses relating thereto and with power on
       behalf of the Bank to settle all questions,
       difficulties or doubts that may arise in
       regard to the issue, offer or allotment of
       Securities and take all steps which are
       incidental and ancillary in this
       connection, including in relation to
       utilisation of the issue proceeds, as it
       may in its absolute discretion deem fit
       without being required to seek further
       consent or approval of the members or
       otherwise to the end and intent that the
       members shall be deemed to have given their
       approval thereto CONTD

CONT   CONTD expressly by the authority of this                  Non-Voting
       resolution. Resolved further that for the
       purpose of giving effect to any offer,
       issue or allotment of Equity Shares or
       Securities or instruments representing the
       same, as described above, the Board be and
       is hereby authorised on behalf of the Bank
       to seek listing of any or all of such
       Securities on one or more Stock Exchanges
       in India or outside India and the listing
       of Equity Shares underlying the ADRs and/or
       GDRs on the Stock Exchanges in India.
       Resolved further that the Board be and is
       hereby authorised to delegate all or any of
       its powers herein conferred to any
       Committee or any one or more executives of
       the Bank. Resolved further that: i. the
       offer, issue and allotment of the aforesaid
       Equity Shares shall be made at such time or
       times as the Board may in its absolute
       CONTD

CONT   CONTD discretion decide, subject, however,                Non-Voting
       to applicable guidelines, notifications,
       rules and regulations; ii. the Equity
       Shares to be issued by the Bank as stated
       aforesaid shall rank pari-passu with all
       existing Equity Shares of the Bank; iii.
       the Board be and is hereby authorised to
       decide and approve the other terms and
       conditions of the issue of the above
       mentioned Equity Shares and also shall be
       entitled to vary, modify or alter any of
       the terms and conditions, including size of
       the issue, as it may deem expedient; iv.
       the Board be and is hereby authorised to do
       all such acts, deeds, matters and things
       including but not limited to finalisation
       and approval of the preliminary as well as
       final offer document(s), placement document
       or offering circular, as the case may be,
       execution of various transaction documents,
       CONTD

CONT   CONTD as it may in its absolute discretion                Non-Voting
       deem fit and to settle all questions,
       difficulties or doubts that may arise in
       regard to the issue, offer or allotment of
       Securities and take all steps which are
       incidental and ancillary in this
       connection, including in relation to
       utilisation of the issue proceeds, as it
       may in its absolute discretion deem fit
       without being required to seek further
       consent or approval of the members or
       otherwise to the end and intent that the
       members shall be deemed to have given their
       approval thereto expressly by the authority
       of this resolution; v. the Board be and is
       hereby authorised to delegate all or any of
       the powers herein conferred by this
       resolution to any director or directors or
       to any committee of director or directors
       or any other officer or officers of the
       Bank to give effect to CONTD

CONT   CONTD the aforesaid resolution                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                       Agenda Number:  703943705
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y98893152
    Meeting Type:  AGM
    Meeting Date:  20-Jul-2012
          Ticker:
            ISIN:  INE256A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To receive, consider and adopt the Audited                Mgmt          For                            For
       Balance Sheet as at March 31, 2012,
       Statement of Profit & Loss of the Company
       for the financial year ended on that date
       on a stand alone and consolidated basis and
       the Reports of the Auditors and Directors
       thereon

2      To declare Dividend on equity shares for                  Mgmt          For                            For
       the financial year ended March 31, 2012

3      To appoint a Director in place of Mr.                     Mgmt          For                            For
       Subhash Chandra, who retires by rotation,
       and being eligible, offers himself for
       reappointment

4      To appoint a Director in place of Dr. M.Y.                Mgmt          For                            For
       Khan, who retires by rotation, and being
       eligible, offers himself for reappointment

5      To appoint M/s MGB & Co., Chartered                       Mgmt          For                            For
       Accountants, Mumbai, having Firm
       Registration No. 101169W, as the Statutory
       Auditors of the Company to hold such office
       from the conclusion of this meeting until
       the conclusion of the next Annual General
       Meeting at a remuneration to be determined
       by the Board of Directors of the Company



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Greater India Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/15/2013